Registration No. 33-15974
& 811-5242

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒

TLIC VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)
Thrivent Life Insurance Company
(Name of Depositor)
625 Fourth Avenue South,
Minneapolis, Minnesota 55415
(Address of Depositor's Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-2347
Cynthia K. Mueller
Thrivent Life Insurance Company
4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2019 pursuant to paragraph (b) (1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under flexible premium deferred variable annuity contracts

TLIC Variable Annuity Account A
Prospectus For
Flexible Premium Variable Deferred Annuity Contract
Issued By Thrivent Life Insurance Company
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This Prospectus describes an individual flexible premium deferred variable annuity Contract (the “Contract”) which was issued by Thrivent Life Insurance Company (“Thrivent Life,” “we,” “us” or “our”). We are a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, the Contract Owner (“you”) may continue to allocate net premiums among investment alternatives with different investment objectives.
We allocate net premiums based on your designation to one or more Subaccounts of the TLIC Variable Annuity Account A (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate).
The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:
Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Global Stock Portfolio
Thrivent Government Bond Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent International Allocation Portfolio
(subadvised by Goldman Sachs Asset Management, L.P.)
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio

Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Partner Growth Stock Portfolio
(subadvised by T. Rowe Price Associates, Inc.)
Thrivent Partner Healthcare Portfolio
(subadvised by BlackRock Investment Management, LLC )
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2019. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-847-4836, going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 38 of this Prospectus.
An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
The date of this Prospectus is April 30, 2019.

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Definitions
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Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Commencement Date.
Annuitant. The person named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.
Annuity Commencement Date. The date when Annuity income payments will begin if an Annuitant is living on that date.
Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.
Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.
Contract. The individual flexible premium variable annuity Contract offered by Thrivent Life and described in this Prospectus.
Contract Anniversary. The same date in each succeeding year as the Date of Issue of the Contract.
Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.
Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue of the Contract and ending on the first Contract Anniversary.
Fixed Account. The Fixed Account is the general account of Thrivent Life, which consists of all assets of Thrivent Life other than those allocated to a separate account of Thrivent Life. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 4.0%) declared by Thrivent Life at least annually. Amounts accumulated in the Fixed Account are guaranteed by Thrivent Life.
Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.
Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or savings association participating in the Medallion Signature Guarantee Program provides that service.
Portfolio. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.
Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Spouse. An individual lawfully married to another individual as defined by federal tax law. The marriage must be recognized by the state, possession, or territory of the United States in which the marriage is entered into, regardless of domicile. Individuals who enter into a marriage under the laws of a foreign jurisdiction are recognized as married for federal tax law purposes if the relationship would be recognized as marriage under the laws of at least one state, possession, or territory of the United States, regardless of domicile.
Subaccount. Subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.
Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

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Definitions
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Variable Account. TLIC Variable Annuity Account A, which is a separate account of Thrivent Life. The Subaccounts are subdivisions of the Variable Account.
Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.
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Fee and Expense Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales load when you make additional investments in the Contract. No state premium taxes are deducted.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%
Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6% [1]
Transfer Charge (after 12 free transfers per Contract Year)	0%
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee		$30 [2]
Annual Subaccount Expenses (as a percentage of average daily Accumulated Value or Annuity Unit Value)
	Current [3]	Maximum
Mortality & Expense Risk Charge	1.10%	1.25%
Total Subaccount Annual Expenses	1.10%	1.25%
The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2018, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
Total Annual Portfolio Operating Expenses4
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees and other expenses)	2.86%	0.24%
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent Financial has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a
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result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.
See Charges and Deductions in this prospectus for a discussion of these other charges.
Example5
The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$711	$ 870	$1,027	$1,779
Maximum Portfolio Expenses:	$958	$1,619	$2,289	$4,298
If you annuitize your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$711	$ 870	$1,027	$1,779
Maximum Portfolio Expenses:	$958	$1,619	$2,289	$4,298
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$152	$ 471	$ 813	$1,779
Maximum Portfolio Expenses:	$413	$1,250	$2,101	$4,298

Notes to Fee and Expense Tables:
1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).
2 A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract’s Accumulated Value.
3 The current charge for the mortality and expense risk charge is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%. See Charges and Deductions—Mortality and Expense Risk Charge. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.
4 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.24% to 1.20%. The reimbursements may be discontinued at any time.
5 For this example, the following assumptions are used: 1.25% mortality and expense risk charge and portfolio operating expenses ranging from 2.86% to 0.24%.
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Summary
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Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.
The Contract
Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be unavailable in some states.
The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us, and will never be less than an effective rate of 4% per year.
Premiums will be allocated among the Subaccounts and the Fixed Account according to your allocation instructions, at the end of the Valuation Period in which we receive the premium.
Surrenders. If a Written Notice from you requesting a surrender is received on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200 and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Commencement Date.
Transfers. On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year, although we will always allow at least 12 transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary.
Annuity Provisions
You may select an annuity settlement option or options, and you may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more detail.
Exchange Program
From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law. We believe the exchanges should be tax free for federal income tax purposes; however, you should consult your tax advisor before making any such exchange.
Federal Tax Status
For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1⁄2 may result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also

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Summary
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subject to income tax.
Condensed Financial Information
Condensed financial information containing the accumulated unit value history appears at the end of this Prospectus in Appendix A.

Thrivent Life and the Variable Account
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Thrivent Life
We are currently licensed to transact life insurance business in 42 states and the District of Columbia. We are a wholly owned subsidiary of Thrivent Financial, which is a fraternal benefit society licensed to transact life insurance business in all 50 states and the District of Columbia.
We are subject to regulation by the Wisconsin Office of the Commissioner of Insurance as well as by the insurance departments of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.
We and Thrivent Financial are in the process of seeking regulatory approval to dissolve Thrivent Life into Thrivent Financial.  This transaction, if completed, would occur during 2019 and result in the dissolution of Thrivent Life after all of its assets, liabilities and operations are incorporated into Thrivent Financial. In addition, the separate accounts of Thrivent Life will be transferred to Thrivent Financial. Thrivent Financial will become responsible for the liabilities and obligations with respect to the variable contracts supported by the separate accounts. Contract holders will receive additional information as it becomes available.
The Variable Account
The Variable Account is a separate account established in 1988. The Variable Account meets the definition of a “separate account” under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.
Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

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Investment Options
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Variable Investment Options and the Subaccounts
You may allocate the premiums paid under the Contract and transfer from the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Subaccount	Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Global Stock Subaccount	Thrivent Global Stock Portfolio
Thrivent Government Bond Subaccount	Thrivent Government Bond Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent International Allocation Subaccount	Thrivent International Allocation Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Subaccount	Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
Thrivent Multidimensional Income Subaccount	Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Subaccount	Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
The following table summarizes each Portfolio’s investment objective:
Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent All Cap Portfolio	To seek long-term growth of capital.
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Investment Options
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Portfolio	Investment Objective
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent Global Stock Portfolio	To seek long-term capital growth.
Thrivent Government Bond Portfolio	To seek total return, consistent with preservation of capital.
Thrivent High Yield Portfolio	To achieve a higher level of income, while also considering growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent International Allocation Portfolio	To seek long-term growth of capital.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index*.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
Thrivent Low Volatility Equity Portfolio	To seek long-term capital appreciation with lower volatility relative to the global equity markets.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index*.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Thrivent Multidimensional Income Portfolio	To seek a high level of current income and, secondarily, growth of capital.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Growth Portfolio	To seek long-term capital growth.
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Investment Options
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Portfolio	Investment Objective
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
* The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying prospectus for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market

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Investment Options
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conditions and your investment goals, risk tolerance and financial circumstances. The Fund prospectus provides more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours, and to other insurance company separate accounts not affiliated with us. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Fund; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own.
Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

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Investment Options
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Investment Management
Thrivent Financial is investment adviser to the Fund. Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent Financial is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent Financial implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent Financial and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
Goldman Sachs Asset Management, L.P.	Thrivent International Allocation Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Healthcare Portfolio
Thrivent Financial, as investment adviser, pays each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may close or combine any of the current Portfolios. We may close a

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Investment Options
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Portfolio to new investment, but continue to allow current investors to add additional premium payments, or we may combine the Portfolio with another Portfolio. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. This notification will include the name of the Portfolio being modified, the approximate date of the shareholder vote, the date the combination will be completed (if approved and if applicable), the date that the Portfolio will be closed to new investment selections, the date that funds can no longer be applied to the Portfolio and the description of where the current value will move to (if applicable) and where future premium payments (if any) will be applied. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Annuity Commencement Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.
The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

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Investment Options
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Fixed Account
On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. After the Annuity Commencement Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 4% per year.
In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.
Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

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Risks
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This annuity has some risks which may include the following:
♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;
♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1⁄2;
♦	If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

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The Contract
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Allocation of Premium
We will allocate the premiums among the Subaccount(s) and/or the Fixed Account according to the instructions you provided in your application for the Contract or subsequently. We reserve the right to limit the number of allocations to subaccounts.
The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay are allocated at the end of the Valuation Period in which we receive them using the allocation percentages you have specified. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or over the telephone if we receive proper authorization from you. Any change will apply to all future premiums unless you request another change.
The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.
Exchange Program
From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law. We believe the exchanges should be tax free for federal income tax purposes; however, you should consult your tax advisor before making any such exchange.
Accumulated Value of Your Contract
On or before the Annuity Commencement Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.
Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.
Subaccount Valuation
On any Valuation Day, the Accumulated Value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day, the Accumulated Value for a Subaccount will be determined on the next Valuation Day.
Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount.
We credit your Contract with Accumulation Units in a Subaccount when:
♦	You allocate premiums to that Subaccount;
♦	You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account.
We reduce the Accumulation Units in a Subaccount when:

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The Contract
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♦	You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
♦	You make a surrender from that Subaccount; or
♦	We deduct all or part of the administrative charge from that Subaccount.
Accumulation Unit Value. A Subaccount’s Accumulation Unit Value is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (a) multiplied by (b) where:
(a)Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(b)Is the Net Investment Factor for that Subaccount for that period.
Net Investment Factor
The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:
(a)Is the sum of:
(i)The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus
(ii)The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus.
(iii)A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
(b)Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
(c)Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total Accumulated Value in the Subaccount. The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.
Minimum Accumulated Value
We require your Contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:
(1)At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least $1,000 after all Contract charges have been applied.
(2)If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the Contract’s administrative charge.
If we know that your Contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary. If we do so because your Contract failed to meet Requirement (1) above, we will pay you the remaining Accumulated Value. If your Contract fails to meet Requirement (2) above, your Contract terminates without value.
Death Benefit Before the Annuity Commencement Date
If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract’s death benefit.
The amount of the death benefit will be the greatest of:
♦	The Accumulated Value on the date we calculate the death benefit;

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The Contract
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♦	The sum of all premiums we received for the Contract, less the amount of all partial surrenders (including any applicable charges) which you made; and
♦	The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the Contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date.
The Minimum Death Benefit Dates occur every six years on the Contract Anniversary.
We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value in the Contract. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Surrender charges do not apply to death proceeds.
If the beneficiary requests a single sum payment, we will pay the death proceeds within seven days after the date we calculate them. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Annuity Commencement Date, and the option must provide that either:
(1)The principal and interest are completely distributed within five years after the date of death; or
(2)If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.
Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death.
If an Annuitant dies before annuity payments begin and that Annuitant’s Spouse is the sole primary beneficiary, he or she may, to the extent permitted by law and the Contract, elect to continue the Contract in force, in which case the surviving Spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Where allowed by the Contract, the Spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving Spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. If the surviving Spouse elects to continue the Contract, the death benefit will be determined according to your Contract based on the Accumulated Value on the Exchange Date.
If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.
Death Benefit After the Annuity Commencement Date
If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of

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The Contract
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death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.
Surrender
On or before the Annuity Commencement Date, you may surrender all or part of your Contract’s Accumulated Value. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center, in good order. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge and premium tax due. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charges).
A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.
A partial surrender must be at least $200, unless it is being used to pay a premium or loan on another Thrivent product, and must not reduce the remaining Accumulated Value to less than $1,000. (If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.) When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges, withholding taxes or premium taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding and premium taxes. You may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.
After the Annuity Commencement Date, your Contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.
You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent financial professional. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:
♦	Surrender of a value of $100,000 or more;
♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible

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The Contract
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guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial professional requires the verification and witness of your signature by a Thrivent Financial professional. A partial surrender or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.
For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.
Transfers
On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account.
You can request a transfer in two ways:
(1)By giving us Written Notice; or
(2)By telephone if we receive proper authorization from you.
We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed Account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.
Transfers are subject to the following conditions:
♦	The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.
♦	We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least 12 transfers per Contract Year. We consider all amounts transferred in the same Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts.
♦	In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.
Transfers will also be subject to any conditions that may be imposed by the Portfolio whose shares are involved.
After the Annuity Commencement Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts;
(1)By giving us Written Notice; or
(2)By telephone if we receive proper authorization from you.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in other sections, we impose a fee if the transfers made within a given time period exceed a maximum contractual number. See Fee Tables

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The Contract
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We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among Subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple Contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying Portfolios may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.
Dollar Cost Averaging
You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the other Subaccounts except the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent Money Market Subaccount has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Written Notice or notice by telephone (if you have such authorization).
Asset Rebalancing
On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date (except the 29th, 30th, or 31st of a month) to begin the asset rebalancing program and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account Allocation in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-847-4836 to request an Asset Rebalancing Form.
Telephone and Online Transactions
You may perform certain transactions online or over the telephone if we receive proper authorization from you.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. We disclaim any liability for losses resulting from such transactions by

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The Contract
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not having been properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, we may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone and online transactions.
Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.
Timely Processing
We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Account may be deferred up to six months.
Assignments
Assignment is the transfer of Contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than Thrivent Life.
If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as collateral.
We are not bound by an assignment unless it is in writing and filed at our Service Center. We are not responsible for the validity or effect of any assignment.
You should consider the tax implications of an assignment. See Federal Tax Status.
Contract Owner, Beneficiaries and Annuitants
Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner’s rights under the Contract.
The Contract Owner may name a beneficiary to receive the death benefit payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.
The owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

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Charges and Deductions
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Surrender Charge (Contingent Deferred Sales Charge)
We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.
Surrender Charges
Contract Year	Percent Applied
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:
♦	Cumulative Percent-of-Premium Limit. For all surrenders, we will limit the surrender charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.
♦	Surrenders Paid Under Certain Settlement Options. For surrenders which you make after Contract Year three, there is no surrender charge applied to amounts which you elect to have paid under:
(1)A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the payment period and the accumulation period will equal or exceed the surrender charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.
(2)Options which involve a life income, including Option 4V described under Annuity Provisions—Settlement Options.
♦	Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.
♦	Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled (as defined in your Contract) on the date of a surrender.
♦	Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.
Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.
If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.
Administrative Charge
Your Contract includes an annual administrative charge of $30 (or less, if required by the state where your Contract is issued) to help us cover the expenses we incur in administrating your Contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Annuity Commencement Date, we will determine if this charge will be applied to your Contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any partial surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000. We deduct the

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Charges and Deductions
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charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.
Mortality and Expense Risk Charge
We assume certain financial risks associated with the Contracts. Those risks are of two basic types:
♦	Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Commencement Date will be greater than the Accumulated Value available to pay those benefits, and (2) Annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.
♦	Expense Risk. This is the risk that the expenses, with respect to the Contracts, will exceed Contract charges.
As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% of the average daily net assets of each Subaccount in the Variable Account during the accumulation period. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).
If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.
Expenses of the Fund
Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.
Premium Taxes
We may deduct a charge for premium taxes. Premium taxes vary from state to state and are subject to change. In many jurisdictions, there is no tax at all. Various states and other governmental entities levy a premium tax, currently ranging from .5% to 3.5%, on annuity contracts issued by insurance companies. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or (ii) application of the Accumulated Value to a settlement option at the Annuity Commencement Date.
Other Taxes
Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

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Charges and Deductions
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Sufficiency of Charges
If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

Annuity Provisions
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Annuity Commencement Date
The Annuity Commencement Date is the date on which we begin paying you your Contract’s annuity income. This date is based on the maturity age which you specify in your application. You may change the Annuity Commencement Date by giving us notice in writing or by telephone before both the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The new date selected must satisfy our requirements for an Annuity Commencement Date and any requirements that may be imposed by the state in which your Contract was issued. At the Annuity Commencement Date stated in your Contract, we may, at our discretion, allow you to extend the Annuity Commencement Date.
Your Contract provides for a death benefit if the Annuitant dies before the Annuity Commencement Date. After the Annuity Commencement Date, amounts payable, if any, depend upon the terms of the settlement option
Annuity Proceeds
The proceeds available on the Annuity Commencement Date will be the amount provided by surrendering your Contract’s Accumulated Value on that date. If the Annuity Commencement Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply. Premium taxes will also be deducted if they apply. See Charges and Deductions—Premium Taxes.
We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Commencement Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Commencement Date.
If you have not selected either a settlement option or a single sum payment by the Annuity Commencement Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.
Settlement Options
You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.
We reserve the right to limit the number of allocations to subaccounts.
The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options which your Contract offers are as follows:
♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.
♦	Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years or other guaranteed period agreed to by us.

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Annuity Provisions
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In addition to these options, proceeds may be paid under any other settlement option agreeable to us.
Partial Annuitization
Federal tax law permits taxpayers to annuitize a portion of their annuity while leaving the remaining balance tax deferred. You may elect to have a portion of your proceeds ($2,000 or more) paid to you under an annuity settlement option or a combination of options. The settlement option(s) must be for a fixed amount or fixed period payable for at least ten years, or a single or joint life income with or without a guaranteed period, or any other option agreeable to us. If this requirement is met, the settlement option and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. Your after-tax premiums in your contract will be allocated pro-rata between the settlement option and the portion that remains deferred.
Frequency of Annuity Payments
Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for Contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for Contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for Contracts issued in the state of Texas) each from each option chosen.
Amount of Variable Annuity Payments
The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the Contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.
Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the
Annuity Commencement Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.
The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.
Subaccount Annuity Unit Value
A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (a) x (b) x (c) where:
(a)Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

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Annuity Provisions
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(b)Is that Subaccount’s Net Investment Factor for the current Valuation Period. See The Contract—Subaccount Valuation—Net Investment Factor described earlier in this Prospectus.
(c)Is a discount factor equivalent to an assumed investment earnings rate of 3.5% per year.

General Provisions
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Entire Contract
Your entire insurance Contract is comprised of:
♦	the Contract including any attached riders, endorsements or amendments;
♦	the application attached to the Contract.
Postponement of Payments
We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:
(1)The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.
Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.
If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.
Purchase Payments
Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card, courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.
Date of Receipt
Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.
Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial professionals and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.
Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.

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General Provisions
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Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.
Reports to Contract Owners
At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.
State Variations
Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.
Gender Neutral Benefits
In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.
Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:
♦	Contracts used in an employer sponsored retirement plan;
♦	Contracts issued in Massachusetts (beginning January 1, 2009); and
♦	Contracts issued in Montana (beginning October 1, 1985).

How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
Fax:
1-800-225-2264
Additional Premiums (variable products):
Thrivent Financial
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, or Withdrawals:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent Financial
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions,
Please contact 1-800-847-4836

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Federal Tax Status
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.
Tax Status of the Variable Account
The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.
Taxation of Annuities in General
The following discussion assumes that the Contract is not used in connection with a Qualified Plan.
Tax Deferral During Accumulation Period
In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.
Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.
Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the Contract Owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the Contract Owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to

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Federal Tax Status
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current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.
The remainder of this discussion assumes that the Contract will be treated as an annuity Contract for federal income tax purposes.
Taxation of Partial and Full Surrenders
In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.
Taxation of Annuity Income Payments
Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the Contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.
Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.

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Federal Tax Status
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There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.
Tax Treatment of Death Benefit
Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.
After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.
Assignments, Pledges, and Gratuitous Transfers
Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s Spouse (or a former Spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.
Penalty Tax on Premature Distributions
Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1⁄2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1⁄2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.
Aggregation of Contracts
In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a contract and also purchases at approximately the same time another deferred annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more contracts from us (or an affiliate) during any calendar year, all such contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a

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Federal Tax Status
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surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Annuity Contracts
We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.
Qualified Plans
The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.
The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.
The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.
Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.
Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly moved to a Roth IRA. This movement is called a “qualified rollover contribution.”
Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1⁄2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender

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Federal Tax Status
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rights described under the heading “The Contract—Surrender” unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.
Direct Rollovers
If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

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Sales and Other Agreements
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Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts offered by Thrivent Financial or previously offered by us.
The financial professional in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent Life.
Our financial professionals predominately sell insurance and annuity products of ours. It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which include variable annuity and variable life insurance contracts, help support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.
In addition, your financial professional may be paid differently depending on the product or service he or she recommends. As a result, your financial professional in this transaction may have a financial incentive to recommend that you purchase one product instead of another.
From time to time and in accordance with applicable laws and regulations, financial professionals are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, or other economic benefits.
Additional compensation may be based on sales that result in a change to a client’s Thrivent Financial membership status. Thrivent may provide for a cash bonus or other economic benefit to financial professionals based on the number of new clients that purchase certain eligible products and services, such as life insurance products. Sales of Contracts may help the financial professional in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions pay at a range of 0% to 1.41% of premiums paid into the contract. Commission rates are based on the source of funds used to pay the premium and the type of contract.
Your financial professional may receive asset-based compensation ranging from .02% to .07% of the account value if eligible. If you elect a settlement option, we pay commissions to the financial professional ranging from 0.25% to 0.80% of the premium applied to the settlement option, if eligible.
Financial professionals are eligible to be paid back a portion of what they spent on marketing their financial services to the public.

Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Life nor Thrivent
Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

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Financial Statements
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The financial statements of Thrivent Life and the Variable Account are contained in the Statement of Additional Information.
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Statement of Additional Information
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♦	Introduction
♦	Administration of the Contracts
♦	Principal Underwriter
♦	Standard and Poor’s Disclaimer
♦	Independent Registered Public Accounting Firm and Financial Statements
You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.
You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about TLIC Variable Annuity Account A are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.
TLIC VARIABLE ANNUITY ACCOUNT A
1933 Act Registration No. 33-15974
1940 Act Registration No. 811-5242
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Please send me the Statement of Additional Information (SAI) for the:
Flexible Premium Variable Deferred Annuity Contract
TLIC Variable Annuity Account A

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)
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Appendix A—Condensed Financial Information
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The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The date on which each operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-847-4836 or visiting our website at www.thrivent.com.
Year ended Dec. 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$23.09	$19.21	$17.64	$17.91	$17.08	$13.59	$12.24	$12.89	$11.09	$8.58
value at end of period	$21.36	$23.09	$19.21	$17.64	$17.91	$17.08	$13.59	$12.24	$12.89	$11.09
number outstanding at end of period (000 omitted)	1,735	1,916	2,042	2,271	2,412	2,542	2,637	3,008	3,286	3,449
Thrivent All Cap Subaccount (November 30, 2001)[1]
Accumulation unit:
value at beginning of period	$22.23	$18.69	$17.86	$17.66	$15.91	$12.11	$10.67	$11.33	$9.85	$7.75
value at end of period	$19.81	$22.23	$18.69	$17.86	$17.66	$15.91	$12.11	$10.67	$11.33	$9.85
number outstanding at end of period (000 omitted)	322	340	365	419	407	458	509	604	721	876
Thrivent Balanced Income Plus Subaccount (April 30, 2002)[2]
Accumulation unit:
value at beginning of period	$21.66	$19.61	$18.52	$18.75	$17.87	$15.32	$13.78	$13.37	$11.93	$9.91
value at end of period	$20.38	$21.66	$19.61	$18.52	$18.75	$17.87	$15.32	$13.78	$13.37	$11.93
number outstanding at end of period (000 omitted)	355	376	381	383	429	399	379	405	479	581
Thrivent Diversified Income Plus Subaccount (April 30, 2002)[3]
Accumulation unit:
value at beginning of period	$25.01	$23.12	$21.83	$22.06	$21.39	$19.45	$17.18	$16.98	$14.81	$11.26
value at end of period	$24.07	$25.01	$23.12	$21.83	$22.06	$21.39	$19.45	$17.18	$16.98	$14.81
number outstanding at end of period (000 omitted)	606	598	654	688	784	785	677	496	519	529
Thrivent Global Stock Subaccount (April 30, 2002)[4]
Accumulation unit:
value at beginning of period	$19.95	$16.65	$15.97	$15.66	$15.04	$11.73	$10.32	$10.94	$9.98	$7.91
value at end of period	$18.09	$19.95	$16.65	$15.97	$15.66	$15.04	$11.73	$10.32	$10.94	$9.98
number outstanding at end of period (000 omitted)	553	623	682	785	797	869	857	1,051	1,332	1,650
Thrivent Government Bond Subaccount (April 30, 2002)[5]
Accumulation unit:
value at beginning of period	$16.04	$15.75	$15.69	$15.74	$14.94	$15.49	$14.92	$13.94	$12.90	$12.02
value at end of period	$15.89	$16.04	$15.75	$15.69	$15.74	$14.94	$15.49	$14.92	$13.94	$12.90
number outstanding at end of period (000 omitted)	204	251	260	263	352	420	506	505	596	683
Thrivent High Yield Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$56.71	$53.35	$47.83	$49.70	$49.28	$46.61	$40.52	$39.13	$34.53	$24.33
value at end of period	$54.23	$56.71	$53.35	$47.83	$49.70	$49.28	$46.61	$40.52	$39.13	$34.53
number outstanding at end of period (000 omitted)	1,345	1,486	1,638	1,824	2,048	2,296	2,597	2,924	3,421	4,068
1  Formerly known as Thrivent Partner All Cap Subaccount.
2  Formerly known as Thrivent Balanced Subaccount.
3  Formerly known as Thrivent High Yield Subaccount II.
4  Formerly known as Thrivent Large Cap Stock Subaccount.
5  Formerly known as Thrivent Bond Index Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Thrivent Income Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$48.44	$46.08	$43.92	$44.71	$42.37	$42.87	$39.05	$37.27	$33.78	$28.15
value at end of period	$46.80	$48.44	$46.08	$43.92	$44.71	$42.37	$42.87	$39.05	$37.27	$33.78
number outstanding at end of period (000 omitted)	1,267	1,457	1,597	1,783	2,025	2,309	2,668	3,099	3,705	4,394
Thrivent International Allocation Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$11.92	$9.73	$9.52	$9.70	$10.37	$9.01	$7.68	$8.83	$7.87	$6.05
value at end of period	$9.98	$11.92	$9.73	$9.52	$9.70	$10.37	$9.01	$7.68	$8.83	$7.87
number outstanding at end of period (000 omitted)	2,617	2,834	2,993	3,339	3,654	4,019	4,444	525	626	525
Thrivent Large Cap Growth Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$123.29	$96.67	$99.21	$90.79	$82.71	$61.42	$52.11	$55.62	$50.79	$36.32
value at end of period	$124.98	$123.29	$96.67	$99.21	$90.79	$82.71	$61.42	$52.11	$55.62	$50.79
number outstanding at end of period (000 omitted)	2,215	2,402	2,650	2,955	3,221	3,559	3,968	4,547	5,319	6,261
Thrivent Large Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$27.44	$22.84	$20.68	$20.67	$18.46	$14.16	$12.39	$12.32	$10.86	$8.70
value at end of period	$25.89	$27.44	$22.84	$20.68	$20.67	$18.46	$14.16	$12.39	$12.32	$10.86
number outstanding at end of period (000 omitted)	676	702	714	709	673	676	716	776	943	1,136
Thrivent Large Cap Value Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$24.73	$21.25	$18.30	$19.18	$17.78	$13.64	$11.73	$12.24	$10.99	$9.17
value at end of period	$22.33	$24.73	$21.25	$18.30	$19.18	$17.78	$13.64	$11.73	$12.24	$10.99
number outstanding at end of period (000 omitted)	1,022	1,097	1,196	1,306	1,478	1,645	1,773	2,178	2,685	3,186
Thrivent Limited Maturity Bond Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$13.34	$13.14	$12.92	$12.97	$12.90	$12.98	$12.58	$12.61	$12.11	$10.74
value at end of period	$13.33	$13.34	$13.14	$12.92	$12.97	$12.90	$12.98	$12.58	$12.61	$12.11
number outstanding at end of period (000 omitted)	520	589	682	738	861	1,011	1,188	1,355	1,659	1,934
Thrivent Low Volatility Equity Subaccount (April 28, 2017)
Accumulation unit:
value at beginning of period	$10.93	$—
value at end of period	$10.50	$10.93
number outstanding at end of period (000 omitted)	34	14
Thrivent Mid Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$34.98	$30.49	$25.60	$26.55	$24.57	$18.69	$16.10	$16.65	$13.37	$9.89
value at end of period	$30.69	$34.98	$30.49	$25.60	$26.55	$24.57	$18.69	$16.10	$16.65	$13.37
number outstanding at end of period (000 omitted)	301	303	322	309	304	317	330	356	463	544
Thrivent Mid Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$38.19	$32.44	$25.48	$25.75	$23.26	$17.35	$15.35	$16.56	$13.33	$9.69
value at end of period	$33.62	$38.19	$32.44	$25.48	$25.75	$23.26	$17.35	$15.35	$16.56	$13.33
number outstanding at end of period (000 omitted)	2,329	2,507	2,766	3,053	351	386	417	501	644	760
Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$19.57	$17.52	$16.27	$16.54	$15.79	$13.87	$12.55	$12.82	$11.40	$9.09
value at end of period	$18.50	$19.57	$17.52	$16.27	$16.54	$15.79	$13.87	$12.55	$12.82	$11.40
number outstanding at end of period (000 omitted)	11,517	12,629	13,566	15,280	16,321	16,834	17,800	19,355	19,981	20,408
1  Formerly known as Thrivent Partner Worldwide Allocation Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$21.38	$18.51	$16.97	$17.29	$16.49	$13.74	$12.31	$12.81	$11.22	$8.74
value at end of period	$19.90	$21.38	$18.51	$16.97	$17.29	$16.49	$13.74	$12.31	$12.81	$11.22
number outstanding at end of period (000 omitted)	7,383	7,946	8,442	9,679	10,197	10,676	11,206	12,079	12,556	13,344
Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$17.26	$15.93	$15.02	$15.26	$14.65	$13.58	$12.53	$12.65	$11.48	$9.47
value at end of period	$16.51	$17.26	$15.93	$15.02	$15.26	$14.65	$13.58	$12.53	$12.65	$11.48
number outstanding at end of period (000 omitted)	4,098	4,640	5,094	5,814	6,366	7,053	7,691	8,206	8,427	8,566
Thrivent Money Market Subaccount (February 18, 1988)
Accumulation unit:
value at beginning of period	$1.84	$1.86	$1.88	$1.90	$1.92	$1.94	$1.96	$1.98	$2.00	$2.02
value at end of period	$1.85	$1.84	$1.86	$1.88	$1.90	$1.92	$1.94	$1.96	$1.98	$2.00
number outstanding at end of period (000 omitted)	2,756	3,395	3,887	3,690	4,367	5,426	5,848	7,555	8,671	13,593
Thrivent Multidimensional Income Subaccount (April 28, 2017)
Accumulation unit:
value at beginning of period	$10.27	$—
value at end of period	$9.62	$10.27
number outstanding at end of period (000 omitted)	16	16
Thrivent Opportunity Income Plus Subaccount (April 30, 2003)[1]
Accumulation unit:
value at beginning of period	$15.32	$14.81	$14.08	$14.24	$13.91	$14.26	$13.60	$13.16	$11.87	$10.62
value at end of period	$15.00	$15.32	$14.81	$14.08	$14.24	$13.91	$14.26	$13.60	$13.16	$11.87
number outstanding at end of period (000 omitted)	142	158	125	122	122	120	147	146	173	213
Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$14.12	$11.19	$10.14	$11.86	$12.27	$13.39	$10.75	$12.19	$9.68	$5.60
value at end of period	$11.89	$14.12	$11.19	$10.14	$11.86	$12.27	$13.39	$10.75	$12.19	$9.68
number outstanding at end of period (000 omitted)	173	184	151	165	206	221	218	235	264	172
Thrivent Partner Growth Stock Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$31.59	$23.91	$23.85	$21.79	$20.30	$14.78	$12.60	$12.93	$11.21	$7.91
value at end of period	$30.85	$31.59	$23.91	$23.85	$21.79	$20.30	$14.78	$12.60	$12.93	$11.21
number outstanding at end of period (000 omitted)	308	313	316	372	364	381	421	466	603	708
Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$21.97	$18.60	$22.40	$21.65	$17.62	$13.59	$11.38	$11.96	$10.88	$8.89
value at end of period	$23.54	$21.97	$18.60	$22.40	$21.65	$17.62	$13.59	$11.38	$11.96	$10.88
number outstanding at end of period (000 omitted)	235	251	271	367	261	196	137	129	146	124
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$39.11	$37.32	$35.10	$34.54	$26.69	$26.41	$22.72	$21.11	$16.73	$13.10
value at end of period	$36.63	$39.11	$37.32	$35.10	$34.54	$26.69	$26.41	$22.72	$21.11	$16.73
number outstanding at end of period (000 omitted)	206	236	284	291	315	327	363	416	503	587
Thrivent Small Cap Growth Subaccount (April 27, 2018)
Accumulation unit:
value at beginning of period	$—
value at end of period	$9.04
number outstanding at end of period (000 omitted)	29
1  Formerly known as Thrivent Mortgage Securities Subaccount.
2  Formerly known as Thrivent Partner Emerging Markets Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Thrivent Small Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$35.40	$31.63	$25.36	$26.21	$25.15	$18.06	$15.75	$15.83	$12.72	$10.26
value at end of period	$31.98	$35.40	$31.63	$25.36	$26.21	$25.15	$18.06	$15.75	$15.83	$12.72
number outstanding at end of period (000 omitted)	276	282	287	280	282	308	310	372	440	520
Thrivent Small Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$29.64	$24.72	$19.85	$20.71	$19.99	$14.87	$13.74	$14.68	$11.86	$9.96
value at end of period	$26.35	$29.64	$24.72	$19.85	$20.71	$19.99	$14.87	$13.74	$14.68	$11.86
number outstanding at end of period (000 omitted)	529	577	597	683	291	318	353	437	555	647
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TLIC VARIABLE ANNUITY ACCOUNT A
Statement of Additional Information
Dated April 30, 2019
For
Flexible Premium Deferred Variable Annuity Contract
Issued By
THRIVENT LIFE INSURANCE COMPANY
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2019 (the “Prospectus”) describing a flexible premium deferred variable annuity contract (the “Contract”) previously offered by Thrivent Life Insurance Company (“Thrivent Life”).
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.
Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
1

INTRODUCTION
The Contract was issued by Thrivent Life, a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Thrivent Life began operating by its current name on or about June 13, 2003. Prior to that date, Thrivent Life did business as Lutheran Brotherhood Variable Insurance Products Company. The Contract may have been sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.
Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Life and/or to the Fixed Account (which is the general account of Thrivent Life, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectuses for the Fund that accompany the product Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.
Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Account will accumulate at fixed rates of interest declared by Us.
SERVICES
Service Agreements and Other Services Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
Thrivent Life and Thrivent Financial have entered into a Master Services Agreement whereby Thrivent Financial provides Thrivent Life with services relating to the keeping, preparing and filing of accounts, books, records and other documents required under federal or state law to the daily administration of the accounts, books and records. The services provided include among other things, operations, communications, legal, human resources, investment, distribution, financial, corporate services, product development and marketing. There is no custodian. The basis of the compensation is determined using a cost allocation systems agreed upon by the companies. Fees paid by Thrivent Life to Thrivent Financial for all variable life insurance and variable annuity contracts issued by Thrivent Life for such services for the last three fiscal years are shown below.
2016	2017	2018
$7,166,356	$6,470,227	$6,683,867
ADMINISTRATION OF THE CONTRACTS
Thrivent Financial performs certain investment and administrative duties for Thrivent Life pursuant to a written agreement. This agreement includes services performed for the administration of the Contracts along with other insurance products issued by Thrivent Life. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, Thrivent Life pays Thrivent Financial for salary costs and other services and an amount for indirect costs incurred through Thrivent Life’s use of Thrivent Financial’s personnel and facilities.
2

PRINCIPAL UNDERWRITER
Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a principal underwriting and servicing agreement to which Thrivent Investment Mgt. and Thrivent Life, on behalf of itself and the separate account, are parties. The Contract is no longer sold but we continue to take premium payments.
From time to time, Thrivent Life may offer to exchange this Contract offered in this Prospectus for the Flexible Premium Deferred Variable Annuity contract issued by Thrivent Financial in another prospectus (as part of Thrivent Variable Annuity Account I). No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.
The offering of the contracts is continuous.
Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Mgt. retained $0.
2018	2017	2016
$1,187,635	$942,373	$667,983
STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a
3

security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The statutory financial statements of Thrivent Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of each of the subaccounts of TLIC Variable Annuity Account A as of December 31, 2018 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2017 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
5

Report of Independent Auditors
To the Board of Directors of Thrivent Life Insurance Company:
We have audited the accompanying statutory financial statements of Thrivent Life Insurance Company, which comprise the statutory statements of assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations, capital and surplus and cash flow for each of the three years in the period ended December 31, 2018.
Management's Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 10 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Report of Independent Auditors, continued
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the assets, liabilities and capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.
/s/PricewaterhouseCooper LLP
Minneapolis, Minnesota
February 18, 2019

Thrivent Life Insurance Company
Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus
As of December 31, 2018 and 2017
(in thousands)
	2018	2017
Admitted Assets
Bonds	$2,246,917	$2,160,674
Stocks	302	415
Cash, cash equivalents and short-term investments	40,864	44,534
Contract loans	13,685	13,968
Receivables for securities	16	933
Investment in Thrivent Cash Management Trust	8,009	19,778
Other invested assets	1,998	1,998
Total cash and invested assets	2,311,791	2,242,300
Accrued investment income	18,221	17,588
Other assets	8,269	6,132
Assets held in separate accounts	1,382,418	1,574,561
Total Admitted Assets	$3,720,699	$3,840,581
Liabilities
Aggregate reserves for life and annuity contracts	$1,977,369	$1,901,429
Deposit liabilities	148,154	128,698
Contract claims	20,361	20,937
Interest maintenance reserve	5,612	5,978
Asset valuation reserve	19,788	19,884
Transfers due from separate account, net	(2,068)	(2,168)
Payable for securities	—	10,180
Securities lending obligation	8,009	19,778
Other liabilities	2,001	4,751
Liabilities related to separate accounts	1,382,418	1,574,561
Total Liabilities	3,561,644	3,684,028
Capital and Surplus
Common stock	5,000	5,000
Gross paid-in and contributed surplus	90,800	90,800
Unassigned funds	63,255	60,753
Total Capital and Surplus	159,055	156,553
Total Liabilities and Capital and Surplus	$3,720,699	$3,840,581
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2018, 2017 and 2016
(in thousands)
	2018	2017	2016
Revenues
Premiums	$ 135,499	$ 130,831	$ 153,956
Considerations for supplementary contracts with life contingencies	6,644	5,604	9,074
Net investment income	85,069	84,216	76,367
Separate account fees	22,415	22,828	22,479
Amortization of interest maintenance reserve	1,479	1,640	1,883
Other revenues	1	1	—
Total Revenues	251,107	245,120	263,759
Benefits and Expenses
Death benefits	8,797	6,264	8,202
Surrender and other benefits	272,697	251,155	220,453
Change in reserves	75,940	74,492	154,731
Total benefits	357,434	331,911	383,386
Commissions	2,122	1,692	1,278
General insurance expenses	8,077	7,485	8,365
Transfers from separate accounts, net	(119,931)	(108,040)	(138,528)
Total expenses and net transfers	(109,732)	(98,863)	(128,885)
Total Benefits and Expenses	247,702	233,048	254,501
Gain from Operations before Federal Income Taxes and Capital Gains and Losses	3,405	12,072	9,258
Federal income tax expense	332	3,735	2,150
Gain from Operations before Capital Gains and Losses	3,073	8,337	7,108
Realized capital gains (losses), net	471	516	(413)
Net Income	$ 3,544	$ 8,853	6,695
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company
Statutory-Basis Statements of Capital and Surplus
For the Years Ended December 31, 2018, 2017 and 2016
(in thousands)
	2018	2017	2016
Capital and Surplus, Beginning of Year	$156,553	$156,386	$149,472
Net income	3,544	8,853	6,695
Change in unrealized investment gains and losses	—	1,028	1,098
Change in non-admitted assets	(894)	1,328	(740)
Change in asset valuation reserve	96	(817)	(1,406)
Change in deferred income taxes	(243)	(5,824)	1,267
Dividends to shareholder	—	(4,405)	—
Other	(1)	4	—
Capital and Surplus, End of Year	$159,055	$156,553	$156,386
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2018, 2017 and 2016
(in thousands)
	2018	2017	2016
Cash from Operations
Premiums	$ 142,143	$ 136,414	$ 163,031
Net investment income	87,025	84,634	78,183
Other revenues	22,415	22,830	22,480
	251,583	243,878	263,694
Benefit- and loss-related payments	(277,290)	(244,650)	(229,138)
Transfers from separate account, net	120,031	107,769	140,660
Commissions and expenses	(10,187)	(9,154)	(9,644)
Federal income taxes paid	(5,412)	(871)	(3,384)
Net Cash from Operations	78,725	96,972	162,188
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	256,067	306,500	337,207
Stocks	113	—	—
Other	—	2	2
	256,180	306,502	337,209
Cost of investments acquired:
Bonds	(344,139)	(469,411)	(465,622)
Stocks	—	(25)	—
	(344,139)	(469,436)	(465,622)
Net proceeds from (investment in) Thrivent Cash Management Trust	11,769	(10,530)	3,395
Change in net amounts due to/from broker	(9,265)	9,532	(14,650)
Change in securities lending obligation	(11,769)	10,530	(3,395)
Change in contract loans	283	187	(785)
Net Cash from Investments	(96,941)	(153,215)	(143,848)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	14,677	5,633	687
Other	(131)	(3,166)	4,271
Net Cash from Financing and Miscellaneous Sources	14,546	2,467	4,958
Net Change in Cash, Cash Equivalents and Short-Term Investments	(3,670)	(53,776)	23,298
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	44,534	98,310	75,012
Cash, Cash Equivalents and Short-Term Investments, End of Year	$ 40,864	$ 44,534	$ 98,310
Supplemental information:
Non-cash financing activities not included above Non-cash dividend to shareholder	$ —	$ 4,405	—
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Life Insurance Company (“the Company”) is a wholly owned subsidiary of Thrivent Financial Holdings, Inc. (“Holdings”), which is a wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”). The Company, together with Thrivent Financial, a fraternal benefit society, provides financial products and services to its members primarily through a network of career financial representatives. Products include variable life insurance and variable annuities. The Company is licensed to sell business in 41 states throughout the United States but has not issued any new contracts since 2003.
The Company has an opportunity for its contractholders to become full members with its ultimate parent, Thrivent Financial. To achieve this goal, the Company and Thrivent Financial are in the process of seeking regulatory approval to dissolve the Company into Thrivent Financial. This transaction, if completed, would occur during 2019 and result in the dissolution of the Company after all of its assets, liabilities and operations are incorporated into Thrivent Financial.
Significant Accounting Policies
The Company, which was previously domiciled in the State of Minnesota, redomesticated to Wisconsin during 2017. The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance. No changes in accounting or disclosures were necessary as a result of the redomestication.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments and reserves for life and annuity contracts. Actual results could differ from those estimates.
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Interest income is recognized when earned.
Stocks:  Preferred stocks are generally carried at amortized cost. Common stocks of unaffiliated companies are stated at fair value.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Cash, cash equivalents and short-term investments:  Included in cash and cash equivalents are demand deposits and highly liquid investments purchased with an original maturity of three months or less, which are carried at amortized cost. Also, included in cash equivalents are investments in money market mutual funds, which are carried at fair value. Short-term investments have contractual maturities of one year or less at the time of acquisition. Included in short-term investments are investments in commercial paper and agency notes, which are carried at amortized cost.
Contract loans:  Contract loans are generally carried at their aggregate unpaid balances. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.
Investment in Thrivent Cash Management Trust:  The Company invests in the Thrivent Cash Management Trust (“Cash Mgt. Trust”) which is an affiliated money market mutual fund, as part of the securities lending program. The investment in the Cash Mgt. Trust is carried at fair value.
Other invested assets:  Other invested assets include investments in surplus notes, which are carried at amortized cost.
Securities lending:  Securities loaned under the Company’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. The Company generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in the Cash Mgt. Trust. A liability is also recognized for the amount of the collateral. Market values of securities loaned and corresponding collateral are monitored daily and additional collateral is obtained as necessary. The Company requires a minimum level of collateral to be held for loaned securities. The Company presents securities lending agreements on a gross basis in the statutory-basis financial statements.
Unrealized investment gains and losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks and other invested assets are accounted for as a direct increase or decrease of surplus.
Realized capital gains and losses:  Realized capital gains and losses on sales of investments are determined using the specific identification method for bonds and average cost method for stocks.
The Company periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is other-than-temporary. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, the Company’s ability to collect all amounts due according to the contractual terms of the debt security, and the Company’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.
The potential need to sell securities in an unrealized loss position which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, the Company has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
impaired are written down, primarily to fair value, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, the Company decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.
Certain realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.
Interest maintenance reserve:  The Company is required by the NAIC to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer realized capital gains and losses, net of income taxes, on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus represent funds that are separately administered for variable life insurance and variable annuities and for which the contractholder, rather than the Company, bears the investment risk. Fees charged on separate account contractholder account value include mortality and expense changes, rider fees and advisor fees which are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed to the contractholder; however, general account reserves include provisions for the guaranteed minimum death benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life and Annuity Contracts.
Aggregate Reserves for Life and Annuity Contracts
Contract reserves are based on statutory mortality and interest requirements and are designed to be sufficient to provide for all contractual benefits. Variable life insurance reserves for contracts issued prior to January 31, 1993, are equal to full account value. Reserves for all other variable life contracts are determined according to the Commissioner’s Reserve Valuation Method using interest rates of 4.0% to 5.0%. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits. Reserves for supplemental benefits, minimum death benefit guarantees, and other fixed benefits are maintained in the general account and are determined using statutory mortality/morbidity bases and interest rates predominantly ranging from 2.5% to 4.0%. The Company waives deduction of deferred fractional premiums upon death of insureds and returns any portion of the final premium related to coverage beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject the Company to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.
Asset Valuation Reserve
The Company is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is a general provision for future potential losses in the value of investments, unrelated to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Capital and Surplus.
Premiums and Considerations
Variable life premiums, annuity premiums and considerations on supplementary contracts with life contingencies are recognized when received.
Income Taxes
The Company files a consolidated federal income tax return with Holdings. The federal income taxes are recognized on a separate-return basis, in accordance with a tax-sharing agreement with Holdings, whereby the federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between statutory-basis financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.
Subsequent Events
The Company evaluated events or transactions that may have occurred after the Statutory-Basis Statement of Assets, Liabilities and Capital and Surplus date for potential recognition or disclosure through February 18, 2019, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.
2. Investments
Bonds
The admitted value and fair value of the Company’s investment in bonds are summarized below (in thousands):
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2018
U.S. government and agency securities	$ 148,063	$ 3,334	$ 1,839	$ 149,558
U.S. state and political subdivision securities	1,012	421	—	1,433

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
Securities issued by foreign governments	11,443	89	104	11,428
Corporate debt securities	1,479,229	21,563	44,623	1,456,169
Residential mortgage-backed securities	452,392	1,895	10,030	444,257
Commercial mortgage-backed securities	109,765	183	3,230	106,718
Other debt obligations	45,013	355	424	44,944
Total bonds	$2,246,917	$27,840	$60,250	$2,214,507
December 31, 2017
U.S. government and agency securities	$ 137,365	$ 4,861	$ 632	$ 141,594
U.S. state and political subdivision securities	1,012	562	—	1,574
Securities issued by foreign governments	16,436	487	—	16,923
Corporate debt securities	1,428,950	63,678	4,984	1,487,644
Residential mortgage-backed securities	426,994	4,115	3,303	427,806
Commercial mortgage-backed securities	117,284	999	1,409	116,874
Other debt obligations	32,633	654	134	33,153
Total bonds	$2,160,674	$75,356	$10,462	$2,225,568
The admitted value and fair value of bonds, short-term investments and certain cash equivalents by contractual maturity are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Admitted Value	Fair Value
December 31, 2018
Due in one year or less	$ 120,393	$ 120,875
Due after one year through five years	551,459	548,675
Due after five years through ten years	799,701	772,421
Due after ten years	819,102	816,274
Total	$2,290,655	$2,258,245

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in thousands). Certain amounts below as of December 31, 2017 have been revised to correct the prior year disclosure.
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2018
U.S. government and agency securities	6	$ 27,933	$ 365	12	$ 58,278	$ 1,474
Securities issued by foreign governments	4	6,343	104	—	—	—
Corporate debt securities	748	728,952	29,083	219	225,448	15,540
Residential mortgage-backed securities	16	144,518	1,752	25	224,515	8,278
Commercial mortgage-backed securities	13	58,751	990	8	35,830	2,240
Other debt obligations	7	19,975	99	6	12,957	325
Total bonds	794	$986,472	$32,393	270	$557,028	$27,857
December 31, 2017
U.S. government and agency securities	11	$ 48,332	$ 330	1	$ 13,376	$ 302
Corporate debt securities	166	172,027	2,262	82	90,226	2,722
Residential mortgage-backed securities	15	157,801	993	13	107,181	2,310
Commercial mortgage-backed securities	2	10,111	40	6	28,889	1,369
Other debt obligations	5	12,914	101	2	4,700	33
Total bonds	199	$401,185	$ 3,726	104	$244,372	$ 6,736
Based on the Company’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
Stocks
The cost and fair value of the Company’s investment in stocks as of December 31 are presented below (in thousands):
	2018	2017
Unaffiliated preferred stock:
Cost/statement value	$287	$400
Gross unrealized gains	—	5
Gross unrealized losses	4	—
Fair value	$283	$405

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
	2018	2017
Unaffiliated common stock:
Cost	$ 25	$ 25
Gross unrealized gains	—	—
Gross unrealized losses	10	10
Fair value/statement value	$ 15	$ 15
Total statement value	$302	$415
The following table shows the fair value and gross unrealized losses by length of time that individual stocks have been in a continuous unrealized loss position (dollars in thousands):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2018
Stocks	1	$283	$ 4	2	$ 15	$ 10
December 31, 2017
Stocks	2	$ 15	$10	—	$—	$—
Based on the Company’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
Securities Lending
Elements of the securities lending program as of December 31 are presented below (in thousands):
	2018	2017
Loaned securities:
Carrying value	$8,798	$19,488
Fair value	7,716	19,268
Cash collateral reinvested:
Carrying value	$8,009	$19,778
Fair value	8,009	19,778
Aging of cash collateral liability:
Open collateral positions	$8,009	$19,778
Pledged and Restricted Assets
The Company owns assets which are pledged to others as collateral or are otherwise restricted totaling $13 million and $23 million as of December 31, 2018 and 2017, respectively. Total pledged and restricted assets, which include state deposits and collateral held under securities lending agreements, are less than 1% of total admitted assets. Securities on deposits with state insurance departments totaled $5 million and $3 million at December 31, 2018 and 2017, respectively.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Collateral Received
As of December 31, 2018 and 2017, the Company has received collateral of $8 million and $20 million, respectively, for the securities lending program, which is invested in the Thrivent Cash Mgt. Trust.
Net Investment Income
Investment income by type of investment for the years ended December 31 is presented below (in thousands):
	2018	2017	2016
Bonds	$83,565	$80,648	$75,753
Stocks	27	32	32
Contract loans	997	1,023	1,046
Cash, cash equivalents and short-term investments	1,216	620	334
Thrivent Asset Management, LLC	—	2,998	—
Other invested assets	723	274	436
	86,528	85,595	77,601
Investment expenses	(1,459)	(1,379)	(1,234)
Net investment income	$85,069	$84,216	$76,367
Net investment income from bonds includes income of $1.4 million on 27 securities and $1.3 million on 29 securities that were sold or redeemed with a callable feature for December 31, 2018 and December 31, 2017, respectively.
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 are presented below (in thousands):
	2018	2017	2016
Net gains (losses) on sales:
Bonds:
Gross gains	$ 2,497	$ 2,260	$ 3,525
Gross losses	(972)	(1,562)	(1,265)
Other	—	—	2
Net gains (losses) on sales	1,525	698	2,262
Provisions for losses	(733)	(397)	(580)
Realized capital gains (losses)	792	301	1,682
Transfers from (to) interest maintenance reserve, net of tax	(1,113)	(724)	(1,303)
Taxes on realized capital gains (losses)	792	939	(792)
Realized capital gains (losses), net	$ 471	$ 516	$ (413
Proceeds from the sale of investments, in bonds were $217 million, $265 million and $241 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The Company recognized no other-than-temporary impairments on loan-backed and structured securities during 2018, 2017 and 2016.
3. Policyholder Liabilities
Many of the contracts issued by the Company, primarily annuities, do not subject the Company to mortality or morbidity risk. The following table summarizes these liabilities by their withdrawal characteristics (dollars in thousands):
	General Account	Separate Account Without Guarantees	Total	% of Total
December 31, 2018
Subject to discretionary withdrawal:
At fair value	$ —	$1,128,308	$1,128,308	35%
At book value without adjustment	1,956,478	—	1,956,478	60
Not subject to discretionary withdrawal	152,435	16,454	168,889	5
Total	$2,108,913	$1,144,762	$3,253,675	100%
December 31, 2017
Subject to discretionary withdrawal:
At fair value	$ —	$1,298,358	$1,298,358	39%
At book value without adjustment	1,860,302	—	1,860,302	56
Not subject to discretionary withdrawal	153,146	19,818	172,964	5
Total	$2,013,448	$1,318,176	$3,331,624	100%
The above policyholder liabilities are recorded as components of the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus as of December 31 (in thousands):
	2018	2017
Aggregate reserves for life and annuity contracts	$1,960,759	$1,884,750
Deposit liabilities	148,154	128,698
Liabilities related to separate accounts	1,144,762	1,318,176
Total	$3,253,675	$3,331,624
The Company has no insurance in force as of December 31, 2018 and 2017, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin Office of the Commissioner of Insurance.
4. Income Taxes
During 2017, Congress enacted a change in the corporate income tax rate which reduced the statutory rate from 35% to 21% and was effective January 1, 2018. The new rate was used in the valuation of the Company’s deferred tax assets and liabilities at December 31, 2017. The impact of the change in the rate reduced net deferred tax assets by $5 million and was recorded as a decrease to surplus.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
4. Income Taxes, continued
The current income tax expense of the Company as of December 31 were as follows (in thousands):
	2018	2017	2016
Federal	$ 332	$3,735	$2,150
Federal income tax on net capital gains (losses)	(792)	(939)	792
Total federal income taxes	$(460)	$2,796	$2,942
The components of the Company’s net income tax asset as of December 31 were as follows (in thousands):
	2018	2017
Tax receivable (payable)	$4,541	$(1,331)
Net deferred tax asset	3,699	4,829
Total	$8,240	$ 3,498
As of December 31, 2018 the tax receivable and the deferred tax asset are components of other assets on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus.
Deferred income taxes reflect the impact of temporary differences between the statutory-basis financial statement carrying amounts and the tax bases of assets and liabilities. During 2018, the Company completed its evaluation of the 2017 Tax Cuts and Jobs Act with respect to temporary differences recorded within its reserves. The Company has reflected those changes in gross deferred tax assets and liabilities in the current period. The recorded entries had no impact to earnings or surplus. The components of the Company’s net deferred tax asset as of December 31 are presented below (in thousands):
	2018	2017
Deferred tax assets:
Ordinary:
Reserves	$ 4,634	$2,422
Deferred acquisition costs	1,007	953
Deferred compensation	1,396	1,479
Charitable contribution carryover	63	13
Other	14	18
Total ordinary	7,114	4,885
Capital:
Investments	2,306	2,948
Total capital	2,306	2,948
Total deferred tax assets	9,420	7,833

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
4. Income Taxes, continued
	2018	2017
Deferred tax liabilities:
Ordinary:
Tax reserves – tax reform	(1,686)	—
Market discount accretion	(630)	(484)
Total deferred tax liabilities	(2,316)	(484)
Net deferred tax asset	7,104	7,349
Non-admissible deferred tax assets (all ordinary)	3,405	2,520
Total admissible net deferred tax assets	$ 3,699	$4,829

	2018	2017
Components of admissible net deferred tax assets:
Ordinary:
Expected to offset future projected income	$ 1,393	$1,881
Deferred tax assets to be offset against deferred tax liabilities	2,316	484
Deferred tax liabilities	(2,316)	(484)
Capital:
Available to be recovered from loss carrybacks	—	792
Expected to offset future taxable capital losses	2,306	2,156
Total admissible net deferred tax assets	$ 3,699	$4,829
There are no tax contingencies recorded that warrant disclosure, and the Company has made no provisions for uncertain tax positions. Tax years 2015 through 2018 remain subject to examination by the Internal Revenue Service (IRS).
As of December 31, 2018, the Company had impaired capital losses of $10 million and no capital gains in the carryback period. Through tax planning strategies the remaining capital losses were admitted as the Company had unrealized capital gains of $28 million as of December 31, 2018. The impact of tax-planning strategies in the determination of adjusted gross deferred tax assets (“DTAs”) and the determination of net admitted DTAs, by percentage and by tax character is 0% and 100% for ordinary and capital assets, respectively. The Company’s tax planning strategies do not include the use of reinsurance.
The adjusted capital and surplus used in determining the recovery period and threshold limitations were $179 million and $176 million for the years ended December 31, 2018 and 2017, respectively. The ratio percentage used in determining the recovery period and threshold limitation was 1124% and 1104% for the years ended December 31, 2018 and 2017, respectively. The resulting adjusted gross deferred tax limitation threshold was $27 million and $26 million for the years ended December 31, 2018 and 2017, respectively.
The Company’s effective tax rate for the years ended December 31, 2018, 2017 and 2016 was (5%), 74% and 17%, respectively. For 2018 and 2016 the difference between the statutory tax rate and the effective tax rate is due primarily to the dividends received deduction and effects of the IMR. For 2017 the difference between the statutory tax rate and the effective tax rate is due primarily to the change in the federal income tax rate (42%), the change in ownership in Asset Mgt. (11%) and dividends received deduction (-14%). In 2016, the Company recognized the tax impact of the future deductibility for certain costs incurred by its

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
4. Income Taxes, continued
minority-owned affiliate. The amount increased 2016 tax expense by $0.9 million that had not been recognized in the prior year. This item had no impact on pre-tax income for any period.
At December 31, 2018, the Company had a capital loss carryforward of $1 million. In addition, no tax expenses from the years 2018, 2017 and 2016 are available for offset against future capital losses. The Tax Cut and Jobs Act enactment eliminated the corporate net operating loss carryback and, as a result, the amounts for 2016 changed from what was reported in previous years.
5. Separate Accounts
The Company administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity and variable universal life contractholders. All the separate accounts of the Company are considered non-guaranteed; however, all variable deferred annuity contracts within the non-guaranteed separate account contain a guaranteed minimum death benefit backed by the general account. There were no explicit risk charges paid by separate account contractholders for these guarantees. The following table presents the amounts paid for guaranteed death benefits for the years ended December 31 (in thousands):
	2018	2017	2016	2015	2014
Payments for guaranteed benefits	$195	$120	$234	$390	$45
The distribution of investments in the separate account assets as of December 31 are presented below:
	2018	2017
Equity funds	71%	70%
Bond funds	21	21
Balanced funds	7	8
Other	1	1
Total separate account assets	100%	100%
The following tables summarize information for the separate accounts (in thousands):
	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2018
Reserves:
For accounts with assets at fair value	$—	$1,380,351	$1,380,351
By withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$1,363,897	$1,363,897
Not subject to discretionary withdrawal	—	16,454	16,454
Total	$—	$1,380,351	$1,380,351

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
5. Separate Accounts, continued
	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2017
Reserves:
For accounts with assets at fair value	$—	$1,572,393	$1,572,393
By withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$1,552,575	$1,552,575
Not subject to discretionary withdrawal	—	19,818	19,818
Total	$—	$1,572,393	$1,572,393

	2018	2017	2016
Premiums, considerations and deposits:
Non-indexed guarantee	$ —	$ —	$ —
Non-guaranteed	37,748	37,182	$31,814
Total	$37,748	$37,182	$31,814

	2018	2017	2016
Transfers to separate accounts	$ 37,748	$ 37,182	$ 31,814
Transfers from separate accounts	(157,694)	(145,230)	(170,350)
Other items	15	8	8
Transfers from separate accounts, net	$(119,931)	$(108,040)	$(138,528)
6. Capital and Surplus
The capital stock of the Company consists of 2,000,000 shares of common stock authorized, issued and outstanding with a par value of $2.50 per share. In December 2017, the Company transferred, as a dividend to Holdings, its remaining 20% ownership interest in Thrivent Asset Management LLC. The transfer in the amount of $4.4 million was recorded as a non-cash dividend to shareholders. No dividends were declared in 2016. Prior to its redomestication to Wisconsin during 2017, the amount of dividends that the Company could pay to its parent without prior approval of the State of Minnesota Department of Commerce was limited to the greatest of 10% of statutory-basis surplus as of the prior year-end or 100% of statutory-basis gain from operations. The State of Wisconsin Office of the Commissioner of Insurance does not have the same requirements.
The Company is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. The Company exceeds the RBC requirements as of December 31, 2018 and 2017.
Unassigned funds as of December 31, includes adjustments related to the following items (in thousands):
	2018	2017
Unrealized gains and (losses)	$ (10)	$ (10)

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
6. Capital and Surplus, continued
	2018	2017
Non-admitted assets	(3,418)	(2,524)
Asset valuation reserve	(19,788)	(19,884)
7. Fair Value of Financial Instruments
The financial instruments of the Company have been classified, for disclosure purposes, into categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include certain cash equivalents and investments in Cash Management Trust. Cash equivalents reported at fair value include investments in money market funds whose fair value is based on quoted daily net asset values of the invested funds. The fair value of the investment in Cash Mgt. Trust is based on the quoted daily net asset values of the invested funds.
Level 1 financial instruments not reported at fair value include bonds, which are priced based on quoted market prices, and primarily include U.S. Treasury bonds.
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include assets held in separate accounts. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Bonds that are priced using a third-party pricing vendor include corporate debt securities, asset-backed securities and other debt obligations. Pricing from a third-party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If the Company is unable to obtain a price from a third-party pricing vendor, management may obtain broker quotes or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data.
Fair values of unaffiliated preferred stocks are based on market quotes where these securities are not considered actively traded.
Cash and cash equivalents consist of demand deposits and highly liquid investments purchased with an original maturity date of three months or less. Short-term investments consist of investments in commercial paper and agency notes with contractual maturities of one year or less at the time of acquisition. The carrying amounts for cash, cash equivalents and short-term investments approximate their fair values.
Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices.
The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
7. Fair Value of Financial Instruments, continued
Level 3 Financial Instruments
Level 3 financial instruments reported at fair value include certain unaffiliated common stocks. Unaffiliated common stocks are valued based on unobservable inputs such as broker quotes.
Level 3 financial instruments not reported at fair value include contract loans, deferred annuities and other deposit contracts. The carrying amounts for contract loans approximate their fair values. The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies and deferred income settlement options, are estimated to be the cash surrender value payable upon immediate withdrawal.
Financial Instruments Carried at Fair Value
The fair values of the Company’s financial instruments measured and reported at fair value are presented below (in thousands). Certain amounts below as of December 31, 2017 have been revised to correct the prior period disclosure.
	Level 1	Level 2	Level 3	Total
December 31, 2018
Unaffiliated common stock	$ —	$ —	$ 15	$ 15
Cash, cash equivalents and short-term investments	1,019	—	—	1,019
Investment in Thrivent Cash Management Trust	8,009	—	—	8,009
Assets held in separate accounts	—	1,382,418	—	1,382,418
Total	$ 9,028	$1,382,418	$ 15	$1,391,461
December 31, 2017
Unaffiliated common stock	$ —	$ 15	$—	$ 15
Cash, cash equivalents and short-term investments	18,236	—	—	18,236
Investment in Thrivent Cash Management Trust	19,778	—	—	19,778
Assets held in separate accounts	—	1,574,561	—	1,574,561
Total	$38,014	$1,574,576	$—	$1,612,590
Transfers
The Company had no transfers into or out of Level 1 or 2 during 2018 or 2017 that required disclosures. During 2018, the Company had transfers of $15 thousand into Level 3 from Level 2 for unaffiliated common stock which is valued based on independent broker quotes.
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of the Company; accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
7. Fair Value of Financial Instruments, continued
Fair Value of All Financial Instruments
The carrying value and fair value of all financial instruments are presented below (in thousands). Certain amounts below as of December 31, 2017 have been revised to correct the prior period disclosure.
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2018
Financial Assets:
Bonds	$2,246,917	$125,423	$2,087,517	$ 1,567	$2,214,507
Unaffiliated preferred stocks	287	—	283	—	283
Unaffiliated common stock	15	—	—	15	15
Cash, cash equivalents and short-term investments	40,864	1,019	39,845	—	40,864
Contract loans	13,685	—	—	13,685	13,685
Investment in Cash Management Trust	8,009	8,009	—	—	8,009
Other invested assets	1,998	—	2,528	—	2,528
Assets held in separate accounts	1,382,418	—	1,382,418	—	1,382,418
Financial Liabilities:
Deferred annuities	1,839,408	—	—	1,823,373	1,823,373
Other deposit contracts	47,577	—	—	47,577	47,577
Liabilities related to separate accounts	1,382,418	—	1,382,418	—	1,382,418

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2017
Financial Assets:
Bonds	$2,160,674	$103,393	$2,122,175	$ —	$2,225,568
Unaffiliated preferred stocks	400	—	405	—	405
Unaffiliated common stock	15	—	15	—	15
Cash, cash equivalents and short-term investments	44,534	18,236	26,298	—	44,534
Contract loans	13,968	—	—	13,968	13,968
Investment in Cash Management Trust	19,778	19,778	—	—	19,778
Other invested assets	1,998	—	2,788	—	2,788
Assets held in separate accounts	1,574,561	—	1,574,561	—	1,574,561
Financial Liabilities:
Deferred annuities	1,750,005	—	—	1,749,900	1,749,900
Other deposit contracts	46,676	—	—	46,676	46,676
Liabilities related to separate accounts	1,574,561	—	1,574,561	—	1,574,561
8. Contingent Liabilities
The Company is involved in various lawsuits, contractual matters and other contingencies that have arisen in the normal course of business. The Company assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2018, the Company believes adequate provision has been made for any potential losses that may result from these matters.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
9. Related Party Transactions
The Company has an agreement whereby Thrivent Financial provides administrative and operating functions on behalf of the Company. The total value of services provided to the Company under the terms of this agreement totaled $9 million for each of the years ended December 31, 2018, 2017 and 2016, which is included in general insurance expense on the Statutory-Basis Statement of Operations. As of December 31, 2018 and 2017, the Company has a net payable to Thrivent Financial totaling $1 million for each of the years, which is included in other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus.
The Company has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, the Company paid commissions, bonuses and other benefits to the affiliate totaling $1 million for each of the years ended December 31, 2018, 2017 and 2016.
10. Basis of Presentation
The preceding statutory-basis financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies:
Bonds and Preferred Stocks
For GAAP purposes, investments in bonds and preferred stocks are reported at fair value with unrealized gains and losses reported as a separate component of comprehensive income.
Common Stocks
For GAAP purposes, investments in common stocks are reported at fair value with unrealized gains and losses reported as a component of net income.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets are not charged directly to stockholders’ equity and are not excluded from the balance sheet.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
10. Basis of Presentation, continued
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums and Withdrawals
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.
Reconciliation of Accounting Bases
Differences between GAAP financial statements and statutory-basis financial statements as of December 31, 2018 and 2017 and for the three years ended December 31, 2018 have not been quantified but are presumed to be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Thrivent Life Insurance Company and
Contract Owners of TLIC Variable Annuity Account A
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TLIC Variable Annuity Account A, as indicated in Note 1, as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the TLIC Variable Annuity Account A as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Thrivent Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the TLIC Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the TLIC Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 29, 2019
We have served as the auditor of one or more of the subaccounts in TLIC Variable Annuity Account A since 2014.

TLIC VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2018
Subaccount	Investments at fair value	Receivable from TLIC for annuity reserve adjustment	Total Assets	Payable to TLIC for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Accumulation units outstanding	Unit value (accumulation)	Deathclaim units	Deathclaim unit value	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$ 37,070,270	$ —	$ 37,070,270	$ —	$ 37,070,270	$ 37,070,270	$ —	$ 37,070,270	1,735,186	$ 21.36	545	$20.28	$ 32,217,602	2,442,530
Balanced Income Plus	$ 7,316,683	$ 25,718	$ 7,342,401	$ —	$ 7,342,401	$ 7,228,090	$ 114,311	$ 7,342,401	354,676	$ 20.38	—	$18.15	$ 7,657,189	519,954
Diversified Income Plus	$ 14,858,202	$ 11,836	$ 14,870,038	$ —	$ 14,870,038	$ 14,650,728	$ 219,310	$ 14,870,038	605,944	$ 24.07	3,639	$18.57	$ 14,096,025	1,914,249
Government Bond	$ 3,303,586	$ 7,772	$ 3,311,358	$ —	$ 3,311,358	$ 3,253,008	$ 58,350	$ 3,311,358	203,516	$ 15.89	1,292	$14.30	$ 3,322,648	308,582
High Yield	$ 74,989,318	$ 337,514	$ 75,326,832	$ —	$ 75,326,832	$ 73,082,277	$2,244,555	$ 75,326,832	1,345,354	$ 54.23	8,302	$19.98	$ 99,293,011	16,932,198
Income	$ 60,968,288	$ 350,152	$ 61,318,440	$ —	$ 61,318,440	$ 59,462,508	$1,855,932	$ 61,318,440	1,266,992	$ 46.80	11,930	$16.11	$ 62,998,611	6,317,957
Large Cap Growth	$283,842,113	$1,127,673	$284,969,786	$ —	$284,969,786	$277,485,715	$7,484,071	$284,969,786	2,214,884	$124.98	26,496	$25.65	$168,550,106	8,169,059
Large Cap Index	$ 17,614,382	$ 28,004	$ 17,642,386	$ —	$ 17,642,386	$ 17,535,331	$ 107,055	$ 17,642,386	676,394	$ 25.89	1,129	$23.34	$ 13,010,075	510,260
Large Cap Stock	$ 10,220,636	$ 18,136	$ 10,238,772	$ —	$ 10,238,772	$ 10,013,168	$ 225,604	$ 10,238,772	552,559	$ 18.09	981	$17.61	$ 8,775,705	833,841
Large Cap Value	$ 23,225,023	$ 25,104	$ 23,250,127	$ —	$ 23,250,127	$ 22,912,630	$ 337,497	$ 23,250,127	1,021,881	$ 22.33	4,592	$20.60	$ 17,191,461	1,414,305
Limited Maturity Bond	$ 7,147,168	$ 22,746	$ 7,169,914	$ —	$ 7,169,914	$ 6,931,381	$ 238,533	$ 7,169,914	519,768	$ 13.33	268	$12.50	$ 7,245,028	735,093
Low Volatility Equity	$ 351,675	$ —	$ 351,675	$ —	$ 351,675	$ 351,675	$ —	$ 351,675	33,505	$ 10.50	—	$10.52	$ 356,775	33,301
Mid Cap Index	$ 9,260,993	$ 5,725	$ 9,266,718	$ —	$ 9,266,718	$ 9,232,516	$ 34,202	$ 9,266,718	300,612	$ 30.69	262	$24.46	$ 8,557,989	581,885
Mid Cap Stock	$ 79,911,500	$ 224,499	$ 80,135,999	$ —	$ 80,135,999	$ 78,372,287	$1,763,712	$ 80,135,999	2,328,687	$ 33.62	2,729	$25.78	$ 76,682,106	4,668,518
Moderate Allocation	$214,178,584	$ 20,161	$214,198,745	$ —	$214,198,745	$213,810,165	$ 388,580	$214,198,745	11,516,772	$ 18.50	43,489	$18.04	$190,620,841	15,677,990
Moderately Aggressive Allocation	$147,069,668	$ 5,316	$147,074,984	$ —	$147,074,984	$146,984,055	$ 90,929	$147,074,984	7,382,948	$ 19.90	4,566	$19.15	$128,604,323	10,139,869
Moderately Conservative Allocation	$ 67,644,162	$ —	$ 67,644,162	$ —	$ 67,644,162	$ 67,643,804	$ 358	$ 67,644,162	4,097,510	$ 16.51	664	$16.28	$ 62,475,122	5,361,011
Money Market	$ 5,251,516	$ 20,481	$ 5,271,997	$ —	$ 5,271,997	$ 5,108,948	$ 163,049	$ 5,271,997	2,756,426	$ 1.85	1,987	$ 1.03	$ 5,251,516	5,251,516
Multidimensional Income	$ 153,651	$ —	$ 153,651	$ —	$ 153,651	$ 153,651	$ —	$ 153,651	15,980	$ 9.62	—	$ 9.64	$ 171,678	17,010
Opportunity Income Plus	$ 2,169,269	$ —	$ 2,169,269	$1,558	$ 2,167,711	$ 2,133,839	$ 33,872	$ 2,167,711	142,239	$ 15.00	—	$14.64	$ 2,258,071	223,864
Partner All Cap	$ 6,420,051	$ 12,774	$ 6,432,825	$ —	$ 6,432,825	$ 6,378,925	$ 53,900	$ 6,432,825	321,860	$ 19.81	168	$21.43	$ 5,506,327	484,840
Partner Emerging Markets Equity	$ 2,057,811	$ —	$ 2,057,811	$ —	$ 2,057,811	$ 2,057,811	$ —	$ 2,057,811	173,080	$ 11.89	—	$12.08	$ 2,053,569	169,635
Partner Growth Stock	$ 9,587,972	$ 6,732	$ 9,594,704	$ —	$ 9,594,704	$ 9,535,671	$ 59,033	$ 9,594,704	308,435	$ 30.85	690	$28.98	$ 7,143,971	432,995
Partner Healthcare	$ 5,538,086	$ —	$ 5,538,086	$ 15	$ 5,538,071	$ 5,524,430	$ 13,641	$ 5,538,071	234,687	$ 23.54	—	$23.92	$ 4,973,069	288,591
Partner Worldwide Allocation	$ 26,575,716	$ 62,381	$ 26,638,097	$ —	$ 26,638,097	$ 26,138,386	$ 499,711	$ 26,638,097	2,616,698	$ 9.98	3,356	$10.14	$ 25,104,533	3,022,749
Real Estate Securities	$ 7,648,076	$ 5,487	$ 7,653,563	$ —	$ 7,653,563	$ 7,562,548	$ 91,015	$ 7,653,563	206,352	$ 36.63	216	$20.47	$ 6,172,761	341,553
Small Cap Growth	$ 266,686	$ —	$ 266,686	$ —	$ 266,686	$ 266,686	$ —	$ 266,686	29,485	$ 9.04	—	$ 9.05	$ 311,995	29,331
Small Cap Index	$ 8,848,494	$ 5,304	$ 8,853,798	$ —	$ 8,853,798	$ 8,822,888	$ 30,910	$ 8,853,798	275,679	$ 31.98	296	$25.01	$ 8,661,812	535,066
Small Cap Stock	$ 14,281,196	$ 22,674	$ 14,303,870	$ —	$ 14,303,870	$ 13,958,264	$ 345,606	$ 14,303,870	528,747	$ 26.35	1,338	$20.54	$ 13,350,136	823,309
The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2018
Subaccount	Investment Income	Expenses	Net investment income (loss)	Realized and unrealized gain (loss) on investments			Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Dividends	Mortality & expense risk charges		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Aggressive Allocation	$ 287,252	$ (474,424)	$ (187,172)	$ 1,666,303	$ 2,841,176	$ (7,234,150)	$ (2,726,671)	$ (2,913,843)
Balanced Income Plus	$ 199,900	$ (90,147)	$ 109,753	$ 37,165	$ 106,015	$ (708,134)	$ (564,954)	$ (455,201)
Diversified Income Plus	$ 463,293	$ (168,137)	$ 295,156	$ 205,719	$ —	$ (1,092,788)	$ (887,069)	$ (591,913)
Government Bond	$ 84,999	$ (38,867)	$ 46,132	$ (4,186)	$ —	$ (84,137)	$ (88,323)	$ (42,191)
High Yield	$4,784,753	$ (911,061)	$ 3,873,692	$ (2,555,436)	$ —	$ (4,807,354)	$ (7,362,790)	$ (3,489,098)
Income	$2,426,043	$ (730,663)	$ 1,695,380	$ (104,471)	$ 507,138	$ (4,489,256)	$ (4,086,589)	$ (2,391,209)
Large Cap Growth	$1,229,060	$(3,586,047)	$(2,356,987)	$18,789,471	$13,532,326	$(23,484,767)	$ 8,837,030	$ 6,480,043
Large Cap Index	$ 281,128	$ (215,906)	$ 65,222	$ 929,395	$ 120,061	$ (2,153,892)	$ (1,104,436)	$ (1,039,214)
Large Cap Stock	$ 153,645	$ (136,954)	$ 16,691	$ 575,416	$ 718,288	$ (2,344,396)	$ (1,050,692)	$ (1,034,001)
Large Cap Value	$ 357,067	$ (296,304)	$ 60,763	$ 1,064,572	$ 1,013,485	$ (4,623,905)	$ (2,545,848)	$ (2,485,085)
Limited Maturity Bond	$ 185,465	$ (82,424)	$ 103,041	$ (13,719)	$ —	$ (96,520)	$ (110,239)	$ (7,198)
Low Volatility Equity	$ 47	$ (3,046)	$ (2,999)	$ 3,218	$ 423	$ (14,257)	$ (10,616)	$ (13,615)
Mid Cap Index	$ 107,648	$ (118,380)	$ (10,732)	$ 285,232	$ 491,390	$ (2,065,399)	$ (1,288,777)	$ (1,299,509)
Mid Cap Stock	$ 317,725	$(1,046,712)	$ (728,987)	$ 1,941,951	$ 6,999,875	$(19,001,787)	$(10,059,961)	$(10,788,948)
Moderate Allocation	$4,112,238	$(2,633,839)	$ 1,478,399	$ 5,196,454	$ 8,063,986	$(27,270,433)	$(14,009,993)	$(12,531,594)
Moderately Aggressive Allocation	$2,123,040	$(1,842,195)	$ 280,845	$ 4,420,549	$ 7,810,511	$(23,506,598)	$(11,275,538)	$(10,994,693)
Moderately Conservative Allocation	$1,528,188	$ (828,869)	$ 699,319	$ 1,467,233	$ 1,579,819	$ (6,917,584)	$ (3,870,532)	$ (3,171,213)
Money Market	$ 92,401	$ (70,359)	$ 22,042	$ —	$ —	$ —	$ —	$ 22,042
Multidimensional Income	$ 7,857	$ (1,992)	$ 5,865	$ (1,291)	$ 296	$ (16,293)	$ (17,288)	$ (11,423)
Opportunity Income Plus	$ 94,576	$ (25,473)	$ 69,103	$ (6,582)	$ —	$ (110,906)	$ (117,488)	$ (48,385)
Partner All Cap	$ 38,337	$ (83,010)	$ (44,673)	$ 241,259	$ 367,778	$ (1,352,593)	$ (743,556)	$ (788,229)
Partner Emerging Markets Equity	$ 29,256	$ (26,022)	$ 3,234	$ 63,120	$ —	$ (475,671)	$ (412,551)	$ (409,317)
Partner Growth Stock	$ 13,008	$ (116,516)	$ (103,508)	$ 556,009	$ 591,421	$ (1,251,904)	$ (104,474)	$ (207,982)
Partner Healthcare	$ 50,779	$ (62,429)	$ (11,650)	$ 87,930	$ —	$ 279,830	$ 367,760	$ 356,110
Partner Worldwide Allocation	$ 882,578	$ (352,482)	$ 530,096	$ 756,830	$ 933,930	$ (7,514,347)	$ (5,823,587)	$ (5,293,491)
Real Estate Securities	$ 171,277	$ (93,632)	$ 77,645	$ 314,352	$ 29,814	$ (986,964)	$ (642,798)	$ (565,153)
Small Cap Growth*	$ —	$ (1,068)	$ (1,068)	$ (3,795)	$ 598	$ (45,310)	$ (48,507)	$ (49,575)
Small Cap Index	$ 100,703	$ (115,049)	$ (14,346)	$ 304,045	$ 533,715	$ (1,773,909)	$ (936,149)	$ (950,495)
Small Cap Stock	$ 72,891	$ (192,155)	$ (119,264)	$ 510,235	$ 1,373,487	$ (3,510,057)	$ (1,626,335)	$ (1,745,599)
* For the period April 27, 2018 (commencement of operations) to December 31, 2018.
The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2018
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Aggressive Allocation	$ (187,172)	$ 4,507,479	$ (7,234,150)	$ (2,913,843)	$1,152,688	$ (4,982,534)	$ (1,336)	$ —	$ (429,564)	$ (4,260,746)	$ (7,174,589)	$ 44,244,859	$ 37,070,270
Balanced Income Plus	$ 109,753	$ 143,180	$ (708,134)	$ (455,201)	$ 250,486	$ (657,217)	$ (106)	$ (3,239)	$ (112,433)	$ (522,509)	$ (977,710)	$ 8,320,111	$ 7,342,401
Diversified Income Plus	$ 295,156	$ 205,719	$ (1,092,788)	$ (591,913)	$ 340,384	$ (1,172,212)	$ (173)	$ 7,310	$ 1,076,544	$ 251,853	$ (340,060)	$ 15,210,098	$ 14,870,038
Government Bond	$ 46,132	$ (4,186)	$ (84,137)	$ (42,191)	$ 24,666	$ (288,628)	$ (78)	$ 2,368	$ (484,900)	$ (746,572)	$ (788,763)	$ 4,100,121	$ 3,311,358
High Yield	$ 3,873,692	$ (2,555,436)	$ (4,807,354)	$ (3,489,098)	$2,149,025	$ (5,856,240)	$ (3,495)	$ 32,430	$ (4,850,282)	$ (8,528,562)	$(12,017,660)	$ 87,344,492	$ 75,326,832
Income	$ 1,695,380	$ 402,667	$ (4,489,256)	$ (2,391,209)	$1,814,485	$ (5,536,392)	$ (2,917)	$ 62,917	$ (5,681,142)	$ (9,343,049)	$(11,734,258)	$ 73,052,698	$ 61,318,440
Large Cap Growth	$(2,356,987)	$32,321,797	$(23,484,767)	$ 6,480,043	$5,624,079	$(20,419,082)	$(12,672)	$281,044	$(12,660,272)	$(27,186,903)	$(20,706,860)	$305,676,646	$284,969,786
Large Cap Index	$ 65,222	$ 1,049,456	$ (2,153,892)	$ (1,039,214)	$ 528,061	$ (1,135,666)	$ (218)	$ 5,925	$ (178,812)	$ (780,710)	$ (1,819,924)	$ 19,462,310	$ 17,642,386
Large Cap Stock	$ 16,691	$ 1,293,704	$ (2,344,396)	$ (1,034,001)	$ 248,976	$ (1,051,452)	$ (214)	$ (2,762)	$ (690,865)	$ (1,496,317)	$ (2,530,318)	$ 12,769,090	$ 10,238,772
Large Cap Value	$ 60,763	$ 2,078,057	$ (4,623,905)	$ (2,485,085)	$ 481,749	$ (1,708,035)	$ (389)	$ (765)	$ (698,495)	$ (1,925,935)	$ (4,411,020)	$ 27,661,147	$ 23,250,127
Limited Maturity Bond	$ 103,041	$ (13,719)	$ (96,520)	$ (7,198)	$ 516,728	$ (668,929)	$ (285)	$ 7,122	$ (818,576)	$ (963,940)	$ (971,138)	$ 8,141,052	$ 7,169,914
Low Volatility Equity	$ (2,999)	$ 3,641	$ (14,257)	$ (13,615)	$ 55,249	$ (22,847)	$ —	$ —	$ 184,380	$ 216,782	$ 203,167	$ 148,508	$ 351,675
Mid Cap Index	$ (10,732)	$ 776,622	$ (2,065,399)	$ (1,299,509)	$ 261,841	$ (493,554)	$ (196)	$ 2,057	$ 127,412	$ (102,440)	$ (1,401,949)	$ 10,668,667	$ 9,266,718
Mid Cap Stock	$ (728,987)	$ 8,941,826	$(19,001,787)	$(10,788,948)	$1,562,100	$ (5,262,290)	$ (3,604)	$ 23,294	$ (3,832,742)	$ (7,513,242)	$(18,302,190)	$ 98,438,189	$ 80,135,999
Moderate Allocation	$ 1,478,399	$13,260,440	$(27,270,433)	$(12,531,594)	$5,621,203	$(17,331,585)	$ (3,758)	$ 9,330	$ (9,341,561)	$(21,046,371)	$(33,577,965)	$247,776,710	$214,198,745
Moderately Aggressive Allocation	$ 280,845	$12,231,060	$(23,506,598)	$(10,994,693)	$3,406,244	$(12,967,563)	$ (2,492)	$ (127)	$ (2,472,649)	$(12,036,587)	$(23,031,280)	$170,106,264	$147,074,984
Moderately Conservative Allocation	$ 699,319	$ 3,047,052	$ (6,917,584)	$ (3,171,213)	$1,089,532	$ (5,810,773)	$ (1,202)	$ 2	$ (4,596,508)	$ (9,318,949)	$(12,490,162)	$ 80,134,324	$ 67,644,162
Money Market	$ 22,042	$ —	$ —	$ 22,042	$1,946,751	$ (845,917)	$ (403)	$ 331	$ (2,419,786)	$ (1,319,024)	$ (1,296,982)	$ 6,568,979	$ 5,271,997
Multidimensional Income	$ 5,865	$ (995)	$ (16,293)	$ (11,423)	$ 9,500	$ (21,880)	$ —	$ —	$ 16,720	$ 4,340	$ (7,083)	$ 160,734	$ 153,651
Opportunity Income Plus	$ 69,103	$ (6,582)	$ (110,906)	$ (48,385)	$ 153,986	$ (131,381)	$ (22)	$ 1,345	$ (269,255)	$ (245,327)	$ (293,712)	$ 2,461,423	$ 2,167,711
Partner All Cap	$ (44,673)	$ 609,037	$ (1,352,593)	$ (788,229)	$ 168,603	$ (394,892)	$ (205)	$ 34	$ (189,781)	$ (416,241)	$ (1,204,470)	$ 7,637,295	$ 6,432,825
Partner Emerging Markets Equity	$ 3,234	$ 63,120	$ (475,671)	$ (409,317)	$ 38,681	$ (149,803)	$ (37)	$ —	$ (15,173)	$ (126,332)	$ (535,649)	$ 2,593,460	$ 2,057,811
Partner Growth Stock	$ (103,508)	$ 1,147,430	$ (1,251,904)	$ (207,982)	$ 293,530	$ (536,886)	$ (177)	$ (2,040)	$ 11,069	$ (234,504)	$ (442,486)	$ 10,037,190	$ 9,594,704
Partner Healthcare	$ (11,650)	$ 87,930	$ 279,830	$ 356,110	$ 75,565	$ (311,896)	$ (51)	$ (3)	$ (133,617)	$ (370,002)	$ (13,892)	$ 5,551,963	$ 5,538,071
Partner Worldwide Allocation	$ 530,096	$ 1,690,760	$ (7,514,347)	$ (5,293,491)	$ 850,380	$ (2,166,999)	$ (1,112)	$ (3,456)	$ (1,383,105)	$ (2,704,292)	$ (7,997,783)	$ 34,635,880	$ 26,638,097
Real Estate Securities	$ 77,645	$ 344,166	$ (986,964)	$ (565,153)	$ 90,465	$ (549,173)	$ (131)	$ 899	$ (706,515)	$ (1,164,455)	$ (1,729,608)	$ 9,383,171	$ 7,653,563
Small Cap Growth*	$ (1,068)	$ (3,197)	$ (45,310)	$ (49,575)	$ 6,556	$ 409	$ —	$ —	$ 309,296	$ 316,261	$ 266,686	$ —	$ 266,686
Small Cap Index	$ (14,346)	$ 837,760	$ (1,773,909)	$ (950,495)	$ 344,575	$ (650,197)	$ (203)	$ 941	$ 74,848	$ (230,036)	$ (1,180,531)	$ 10,034,329	$ 8,853,798
Small Cap Stock	$ (119,264)	$ 1,883,722	$ (3,510,057)	$ (1,745,599)	$ 336,979	$ (1,110,185)	$ (185)	$ (338)	$ (750,814)	$ (1,524,543)	$ (3,270,142)	$ 17,574,012	$ 14,303,870
* For the period April 27, 2018 (commencement of operations) to December 31, 2018.
The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2017
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Aggressive Allocation	$ (153,520)	$ 1,267,217	$ 6,593,561	$ 7,707,258	$ 991,611	$ (2,302,685)	$ (1,431)	$ 1	$ (1,405,593)	$ (2,718,097)	$ 4,989,161	$ 39,255,698	$ 44,244,859
Balanced Income Plus	$ 90,194	$ 5,610	$ 671,814	$ 767,618	$ 202,884	$ (452,312)	$ (141)	$ 11,771	$ 120,411	$ (117,387)	$ 650,230	$ 7,669,880	$ 8,320,111
Diversified Income Plus	$ 298,673	$ 218,971	$ 691,965	$ 1,209,609	$ 140,209	$ (990,915)	$ (159)	$ (15,034)	$ (556,677)	$ (1,422,576)	$ (212,966)	$ 15,423,065	$ 15,210,098
Government Bond	$ 38,381	$ 12,647	$ 24,208	$ 75,236	$ 236,894	$ (388,471)	$ (85)	$ 2,207	$ (17,010)	$ (166,465)	$ (91,230)	$ 4,191,350	$ 4,100,121
High Yield	$ 3,898,263	$ (2,581,018)	$ 4,169,026	$ 5,486,271	$2,405,845	$ (6,590,989)	$ (4,286)	$ 36,092	$ (4,623,792)	$ (8,777,130)	$ (3,290,859)	$ 90,635,351	$ 87,344,492
Income	$ 1,670,220	$ 453,740	$ 1,637,974	$ 3,761,934	$1,947,058	$ (6,125,001)	$ (3,389)	$ 47,252	$ (2,890,496)	$ (7,024,576)	$ (3,262,643)	$ 76,315,340	$ 73,052,698
Large Cap Growth	$(2,106,869)	$14,458,531	$57,446,229	$69,797,891	$5,389,643	$(20,101,829)	$(13,807)	$268,225	$(14,054,515)	$(28,512,283)	$41,285,608	$264,391,038	$305,676,646
Large Cap Index	$ 45,901	$ 982,682	$ 2,271,640	$ 3,300,223	$ 829,840	$ (1,752,737)	$ (208)	$ 8,337	$ 648,121	$ (266,647)	$ 3,033,576	$ 16,428,734	$ 19,462,310
Large Cap Stock	$ 21,600	$ 576,732	$ 1,627,206	$ 2,225,538	$ 152,970	$ (861,539)	$ (310)	$ 17,712	$ (419,273)	$ (1,110,440)	$ 1,115,097	$ 11,653,992	$ 12,769,090
Large Cap Value	$ 73,177	$ 1,852,114	$ 2,105,247	$ 4,030,538	$ 387,603	$ (1,823,272)	$ (396)	$ 18,929	$ (854,363)	$ (2,271,499)	$ 1,759,039	$ 25,902,108	$ 27,661,147
Limited Maturity Bond	$ 73,786	$ (4,215)	$ 56,590	$ 126,161	$1,183,501	$ (1,179,984)	$ (277)	$ 16,035	$ (1,292,877)	$ (1,273,602)	$ (1,147,441)	$ 9,288,493	$ 8,141,052
Low Volatility Equity	$ 145	$ 791	$ 9,157	$ 10,093	$ 27,312	$ (2,172)	$ —	$ —	$ 113,275	$ 138,415	$ 148,508	$ —	$ 148,508
Mid Cap Index	$ (21,049)	$ 711,621	$ 728,318	$ 1,418,890	$ 186,573	$ (914,260)	$ (214)	$ 291	$ 86,785	$ (640,825)	$ 778,066	$ 9,890,602	$ 10,668,667
Mid Cap Stock	$ (699,440)	$ 9,684,973	$ 6,359,981	$15,345,514	$2,191,979	$ (7,290,067)	$ (3,995)	$ 70,099	$ (4,057,811)	$ (9,089,795)	$ 6,255,718	$ 92,182,470	$ 98,438,189
Moderate Allocation	$ 1,265,144	$ 5,455,614	$20,218,559	$26,939,317	$5,985,792	$(14,648,133)	$ (4,243)	$ 1,670	$ (8,451,756)	$(17,116,670)	$ 9,822,647	$237,954,063	$247,776,710
Moderately Aggressive Allocation	$ 188,620	$ 4,047,889	$19,325,040	$23,561,549	$4,002,071	$ (7,252,784)	$ (2,691)	$ 985	$ (6,626,902)	$ (9,879,321)	$13,682,228	$156,424,036	$170,106,264
Moderately Conservative Allocation	$ 557,310	$ 2,024,104	$ 3,870,261	$ 6,451,675	$ 793,594	$ (6,426,150)	$ (1,307)	$ 2	$ (1,862,382)	$ (7,496,243)	$ (1,044,569)	$ 81,178,892	$ 80,134,324
Money Market	$ (43,498)	$ —	$ —	$ (43,498)	$ 744,171	$ (1,513,917)	$ (446)	$ 3,224	$ (74,044)	$ (841,012)	$ (884,510)	$ 7,453,489	$ 6,568,979
Multidimensional Income	$ 3,589	$ 67	$ (1,735)	$ 1,921	$ 25,135	$ (1,617)	$ —	$ —	$ 135,295	$ 158,813	$ 160,735	$ —	$ 160,734
Opportunity Income Plus	$ 52,104	$ 2,035	$ 21,364	$ 75,503	$ 29,172	$ (103,681)	$ (22)	$ 1,021	$ 563,875	$ 490,365	$ 565,868	$ 1,895,555	$ 2,461,423
Partner All Cap	$ (44,637)	$ 173,205	$ 1,132,529	$ 1,261,097	$ 69,026	$ (263,711)	$ (215)	$ 5,624	$ (346,444)	$ (535,720)	$ 725,377	$ 6,911,918	$ 7,637,295
Partner Emerging Markets Equity	$ (9,424)	$ 32,849	$ 462,865	$ 486,290	$ 84,122	$ (84,888)	$ (39)	$ —	$ 412,819	$ 412,014	$ 898,304	$ 1,695,156	$ 2,593,460
Partner Growth Stock	$ (91,517)	$ 460,644	$ 2,092,061	$ 2,461,188	$ 143,543	$ (700,383)	$ (148)	$ 6,526	$ 481,720	$ (68,742)	$ 2,392,445	$ 7,644,744	$ 10,037,190
Partner Healthcare	$ (46,404)	$ 4,063	$ 940,590	$ 898,249	$ 76,815	$ (348,468)	$ (76)	$ —	$ (134,672)	$ (406,401)	$ 491,848	$ 5,060,115	$ 5,551,963
Partner Worldwide Allocation	$ 328,968	$ 639,505	$ 5,577,985	$ 6,546,458	$ 756,358	$ (2,077,316)	$ (1,289)	$ 20,589	$ (522,339)	$ (1,823,997)	$ 4,722,461	$ 29,913,419	$ 34,635,880
Real Estate Securities	$ 51,956	$ 547,904	$ (133,331)	$ 466,529	$ 61,510	$ (706,143)	$ (141)	$ 4,789	$ (1,158,007)	$ (1,797,992)	$ (1,331,463)	$ 10,714,634	$ 9,383,171
Small Cap Growth	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Small Cap Index	$ (23,020)	$ 807,739	$ 313,582	$ 1,098,301	$ 294,934	$ (756,005)	$ (174)	$ 1,619	$ 257,945	$ (201,681)	$ 896,620	$ 9,137,709	$ 10,034,329
Small Cap Stock	$ (121,659)	$ 1,340,497	$ 1,754,738	$ 2,973,576	$ 307,234	$ (785,881)	$ (192)	$ 15,860	$ (117,246)	$ (580,225)	$ 2,393,351	$ 15,180,661	$ 17,574,012
The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018
(1) ORGANIZATION
The TLIC Variable Annuity Account A (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Life Insurance Company (TLIC). TLIC offers financial services to Lutherans and through its parent, Thrivent Financial Holdings, Inc., a wholly owned subsidiary of Thrivent Financial for Lutherans (Thrivent Financial), a fraternal benefit society. The Variable Account contains 29 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as provided below. For each subaccount, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2018, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Balanced Income Plus	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Government Bond (c)	Thrivent Series Fund, Inc. — Government Bond Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income	Thrivent Series Fund, Inc. — Income Portfolio
Large Cap Growth (j)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Large Cap Stock (i)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Low Volatility Equity	Thrivent Series Fund, Inc. — Low Volatility Equity Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Mid Cap Stock (g, h)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Aggressive Allocation (a)	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio
Multidimensional Income (d)	Thrivent Series Fund, Inc. — Multidimensional Income Portfolio
Opportunity Income Plus	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Partner Emerging Markets Equity	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Worldwide Allocation	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Small Cap Growth (b)	Thrivent Series Fund, Inc. — Small Cap Growth Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Small Cap Stock (e,f)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio

(a)	Growth and Income Plus merged into the Moderately Aggressive Allocation Portfolio as of June 28, 2018.

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
(b)	Statement of operations and of changes in net assets for the period April 27, 2018 (commencement of operations) to December 31, 2018.
(c)	Formerly known as Bond Index, name change effective August 28, 2017.
(d)	Statement of changes in net assets for the period April 28, 2017 (commencement of operations) to December 31, 2017.
(e)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015.
(f)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015.
(g)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(h)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(i)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015.
(j)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015.
The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.
The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by TLIC. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of TLIC. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of TLIC.
A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of TLIC and invested by TLIC as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
The Company has an opportunity for its contractholders to become full members with its ultimate parent, Thrivent Financial. To achieve this goal, the Company and Thrivent Financial are in the process of seeking regulatory approval to dissolve the Company into Thrivent Financial. This transaction, if completed, would occur during 2019 and result in the dissolution of the Company after all of its assets, liabilities and operations are incorporated into Thrivent Financial.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.
Valuation of Investments
The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Federal Income Taxes
TLIC is taxed as a life insurance company and includes its single premium variable life insurance operations in its tax return. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the accounts to the extent the earnings are credited under the contracts. Based on this, TLIC anticipates no tax liability resulting from operations of the Variable Account and no provision for income taxes has been charged against the Variable Account. TLIC will periodically review the status of this policy in the event of changes in the tax law and reserves the right to charge for taxes in the future.
Annuity Reserves
Annuity reserves represented as reserves for contracts in annuity payout period on the statement of assets and liabilities, are computed based on amounts currently payable according to the 1983 Table A mortality table, the 2000 IAM mortality table and the 2012 IAR mortality table. The reserve rate is the maximum Single Premium Immediate Annuity (SPIA) valuation interest rate. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reflected as a payable to TLIC on the statement of assets and liabilities. If additional reserves are required, a receivable from TLIC is reflected on the statement of assets and liabilities.
Death Claims
Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits.
Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.Subsequent Events

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
(3) EXPENSE CHARGES
Proceeds received by the Variable Account from units issued represent gross contract premiums received by TLIC less any applicable premium taxes. No charge for sales distribution expense is deducted from premiums received.
A surrender charge is deducted from the accumulated value of the contract to compensate TLIC if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.
An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate TLIC for administrative expenses relating to the contract and the Variable Account. This charge is deducted by redeeming units of the subaccounts of the Variable Account. No such charge is deducted from contracts which total premiums paid, less surrenders, equals or exceeds $5,000. No administrative charge is payable during the annuity payment period.
A daily charge is deducted from the value of the net assets of the Variable Account to compensate TLIC for mortality and expense risks assumed in connection with the contract. The charge is based on the average daily net assets of the Variable Account and is equal to annual rate of 1.10% during accumulation period of the contract and 0.95% while the contract is pending payout due to a death claim.
Additionally, during the year ended December 31, 2018, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the funds can be found in the Fund's annual report.
(4) UNIT ACTIVITY
Transactions (including transfers among subaccounts) for accumulation and death claim units were as follows:
	Units Outstanding at January 1, 2017	Units Issued	Units Redeemed	Units Outstanding at December 31, 2017	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2018
Aggressive Allocation	2,043,622	127,376	(254,626)	1,916,372	132,691	(313,332)	1,735,731
Balanced Income Plus	381,895	59,016	(64,755)	376,156	33,016	(54,496)	354,676
Diversified Income Plus	655,682	47,258	(102,489)	600,451	92,432	(83,299)	609,584
Government Bond	261,296	55,004	(64,934)	251,366	17,187	(63,746)	204,807
High Yield	1,644,808	151,468	(294,063)	1,502,213	100,962	(249,519)	1,353,656
Income	1,606,815	210,349	(344,639)	1,472,525	180,508	(374,111)	1,278,922
Large Cap Growth	2,673,296	318,243	(550,223)	2,441,316	276,538	(476,474)	2,241,380
Large Cap Index	713,582	147,363	(156,277)	704,668	86,111	(113,256)	677,523
Large Cap Stock	682,755	54,133	(112,100)	624,788	47,564	(118,811)	553,541

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued
	Units Outstanding at January 1, 2017	Units Issued	Units Redeemed	Units Outstanding at December 31, 2017	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2018
Large Cap Value	1,197,757	83,918	(181,243)	1,100,432	62,694	(136,652)	1,026,474
Limited Maturity Bond	682,222	179,338	(272,546)	589,014	100,006	(168,984)	520,036
Low Volatility Equity	—	13,773	(186)	13,587	26,299	(6,381)	33,505
Mid Cap Index	322,521	44,838	(63,796)	303,563	37,218	(39,907)	300,874
Mid Cap Stock	2,770,782	272,923	(522,942)	2,520,763	101,627	(290,973)	2,331,417
Moderate Allocation	13,568,609	689,233	(1,616,837)	12,641,005	806,843	(1,887,588)	11,560,260
Moderately Aggressive Allocation	8,446,340	334,649	(829,632)	7,951,357	382,121	154,450	(1,100,414)	7,387,514
Moderately Conservative Allocation	5,095,081	278,148	(729,984)	4,643,245	235,681	(780,752)	4,098,174
Money Market	3,889,823	3,227,916	(3,617,641)	3,500,098	4,618,237	(5,359,923)	2,758,412
Multidimensional Income	—	15,803	(158)	15,645	7,515	(7,180)	15,980
Opportunity Income Plus	125,277	49,959	(17,092)	158,144	30,682	(46,587)	142,239
Partner All Cap	365,817	9,413	(35,124)	340,106	23,559	(41,637)	322,028
Partner Emerging Markets Equity	151,528	51,754	(19,659)	183,623	30,484	(41,027)	173,080
Partner Growth Stock	316,673	49,933	(51,582)	315,024	37,509	(43,408)	309,125
Partner Healthcare	271,340	30,151	(49,458)	252,033	22,133	(39,480)	234,686
Partner Worldwide Allocation	2,996,182	204,705	(355,606)	2,845,281	166,932	(392,159)	2,620,054
Real Estate Securities	284,234	19,381	(65,772)	237,843	10,211	(41,485)	206,569
Small Cap Growth	—	—	—	—	33,010	(3,525)	29,485
Small Cap Index	287,581	54,214	(59,448)	282,347	41,430	(47,803)	275,974
Small Cap Stock	597,310	60,679	(80,197)	577,792	32,849	(80,556)	530,085
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2018 were as follows:
Subaccount	Purchases	Sales
Aggressive Allocation	$ 5,154,025	$ 6,760,766
Balanced Income Plus	974,618	1,278,119
Diversified Income Plus	2,523,126	1,983,427
Government Bond	297,498	1,000,305
High Yield	6,292,951	10,980,251
Income	5,795,178	12,998,628
Large Cap Growth	25,755,298	42,047,906
Large Cap Index	2,340,826	2,942,177
Large Cap Stock	1,537,961	2,296,537
Large Cap Value	2,333,696	3,184,619
Limited Maturity Bond	1,317,798	2,185,819
Low Volatility Equity	287,883	73,678
Mid Cap Index	1,690,011	1,313,850
Mid Cap Stock	9,116,395	10,382,042
Moderate Allocation	20,708,444	32,221,761
Moderately Aggressive Allocation	17,590,465	21,535,569
Moderately Conservative Allocation	5,524,199	12,564,012

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS - continued
Subaccount	Purchases	Sales
Money Market	8,297,521	9,594,834
Multidimensional Income	85,124	74,623
Opportunity Income Plus	547,390	724,961
Partner All Cap	838,991	932,161
Partner Emerging Markets Equity	413,326	536,423
Partner Growth Stock	1,731,943	1,476,492
Partner Healthcare	529,451	911,101
Partner Worldwide Allocation	2,733,220	3,970,029
Real Estate Securities	409,642	1,467,538
Small Cap Growth	350,635	34,845
Small Cap Index	1,963,586	1,675,193
Small Cap Stock	2,022,942	2,292,925
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2018, except as indicated in Note 1, follows:
Subaccount	2018	2017	2016	2015	2014
Aggressive Allocation
Units (a)	1,735,186	1,916,528	2,041,768	2,270,888	2,411,864
Unit value	$ 21.36	$ 23.09	$ 19.21	$ 17.64	$ 17.91
Deathclaim units	545	—	2,019	2,627	2,082
Deathclaim unit value	$ 20.28	$ 21.89	$ 18.19	$ 16.67	$ 16.91
Net assets	$ 37,070,270	$ 44,244,859	$39,255,698	$ 40,095,701	$43,237,608
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.67%	0.73%	0.98%	1.06%	0.44%
Total return (d)	(7.49)-(7.35)%	20.19-20.37%	8.91-9.07%	(1.54)-(1.39)%	4.86-5.02%
Balanced Income Plus
Units (a)	358,998	382,579	389,839	393,670	441,107
Unit value	$ 20.38	$ 21.66	$ 19.61	$ 18.52	$ 18.75
Deathclaim units	—	186	406	—	—
Deathclaim unit value	$ 18.15	$ 19.27	$ 17.42	$ 16.42	$ 16.60
Net assets	$ 7,342,401	$ 8,320,111	$ 7,669,880	$ 7,300,154	$ 8,272,575
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.45%	2.27%	2.58%	2.09%	1.59%
Total return (d)	(5.92)-(5.77)%	10.45-10.62%	5.89-6.05%	(1.24)-(1.09)%	4.91-5.07%
Diversified Income Plus
Units (a)	614,539	606,320	664,816	701,053	798,301
Unit value	$ 24.07	$ 25.01	$ 23.12	$ 21.83	$ 22.06
Deathclaim units	3,639	2,199	1,699	1,456	479
Deathclaim unit value	$ 18.57	$ 19.27	$ 17.79	$ 16.77	$ 16.92
Net assets	$ 14,870,038	$ 15,210,098	$15,423,065	$ 15,349,133	$17,623,267
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	3.05%	3.03%	3.35%	3.32%	2.99%
Total return (d)	(3.76)-(3.62)%	8.15-8.31%	5.91-6.07%	(1.02)-(0.87)%	3.13-3.29%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2018	2017	2016	2015	2014
Government Bond
Units (a)	206,698	255,115	264,787	268,136	358,282
Unit value	$ 15.89	$ 16.04	$ 15.75	$ 15.69	$ 15.74
Deathclaim units	1,292	197	1,257	16	16
Deathclaim unit value	$ 14.30	$ 14.41	$ 14.13	$ 14.06	$ 14.08
Net assets	$ 3,311,358	$ 4,100,121	$ 4,191,350	$ 4,208,974	$ 5,638,829
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.42%	2.01%	1.68%	1.78%	2.22%
Total return (d)	(0.91)-(0.76)%	1.84-1.99%	0.38-0.53%	(0.31)-(0.16)%	5.36-5.52%
High Yield
Units (a)	1,380,459	1,529,502	1,692,238	1,887,953	2,123,902
Unit value	$ 54.23	$ 56.71	$ 53.35	$ 47.83	$ 49.70
Deathclaim units	8,302	16,570	6,403	10,701	4,872
Deathclaim unit value	$ 19.98	$ 20.86	$ 19.59	$ 17.54	$ 18.20
Net assets	$ 75,326,832	$ 87,344,492	$ 90,635,351	$ 90,593,356	$105,632,101
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	5.81%	5.46%	5.69%	5.74%	5.89%
Total return (d)	(4.37)-(4.22)%	6.30-6.45%	11.53-11.70%	(3.76)-(3.61)%	0.85-1.00%
Income
Units (a)	1,299,067	1,497,017	1,647,906	1,845,011	2,099,414
Unit value	$ 46.80	$ 48.44	$ 46.08	$ 43.92	$ 44.71
Deathclaim units	11,930	16,023	9,989	8,988	5,805
Deathclaim unit value	$ 16.11	$ 16.65	$ 15.81	$ 15.05	$ 15.29
Net assets	$ 61,318,440	$ 73,052,698	$ 76,315,340	$ 81,286,495	$ 93,966,718
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	3.67%	3.33%	3.44%	3.67%	3.76%
Total return (d)	(3.39)-(3.25)%	5.13-5.28%	4.92-5.08%	(1.76)-(1.62)%	5.52-5.67%
Large Cap Growth
Units (a)	2,265,700	2,464,624	2,724,144	3,043,396	3,324,663
Unit value	$ 124.98	$ 123.29	$ 96.67	$ 99.21	$ 90.79
Deathclaim units	26,496	39,035	23,772	26,712	23,559
Deathclaim unit value	$ 25.65	$ 25.26	$ 19.78	$ 20.27	$ 18.52
Net assets	$ 284,969,786	$305,676,646	$ 264,391,038	$ 302,815,162	$302,333,721
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.38%	0.37%	0.53%	0.40%	0.61%
Total return (d)	1.38-1.53%	27.53-27.72%	(2.56)-(2.41)%	9.27-9.43%	9.78-9.94%
Large Cap Index
Units (a)	679,415	705,811	718,694	715,245	679,516
Unit value	$ 25.89	$ 27.44	$ 22.84	$ 20.68	$ 20.67
Deathclaim units	1,129	2,945	—	2,665	26
Deathclaim unit value	$ 23.34	$ 24.70	$ 20.53	$ 18.56	$ 18.53
Net assets	$ 17,642,386	$ 19,462,310	$ 16,428,734	$ 14,845,126	$ 14,049,225
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.44%	1.35%	1.90%	1.37%	1.43%
Total return (d)	(5.66)-(5.52)%	20.14-20.32%	10.46-10.63%	0.01-0.16%	12.01-12.18%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2018	2017	2016	2015	2014
Large Cap Stock
Units (a)	564,027	637,286	698,911	804,684	819,538
Unit value	$ 18.09	$ 19.95	$ 16.65	$ 15.97	$ 15.66
Deathclaim units	981	1,659	826	2,166	—
Deathclaim unit value	$ 17.61	$ 19.39	$ 16.16	$ 15.47	$ 15.15
Net assets	$ 10,238,772	$ 12,769,090	$ 11,653,992	$ 12,882,658	$12,831,505
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.24%	1.27%	1.28%	1.12%	0.88%
Total return (d)	(9.34)-(9.20)%	19.83-20.01%	4.27-4.43%	1.99-2.14%	4.14-4.29%
Large Cap Value
Units (a)	1,035,871	1,113,932	1,216,550	1,331,552	1,508,483
Unit value	$ 22.33	$ 24.73	$ 21.25	$ 18.30	$ 19.18
Deathclaim units	4,592	3,914	2,145	3,462	83
Deathclaim unit value	$ 20.60	$ 22.77	$ 19.54	$ 16.80	$ 17.58
Net assets	$ 23,250,127	$ 27,661,147	$ 25,902,108	$ 24,432,092	$28,929,108
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.33%	1.37%	1.37%	1.29%	1.24%
Total return (d)	(9.70)-(9.57)%	16.36-16.54%	16.16-16.33%	(4.59)-(4.44)%	7.84-8.00%
Limited Maturity Bond
Units (a)	535,958	608,937	706,719	767,942	898,737
Unit value	$ 13.33	$ 13.34	$ 13.14	$ 12.92	$ 12.97
Deathclaim units	268	189	22	6,006	32
Deathclaim unit value	$ 12.50	$ 12.49	$ 12.29	$ 12.06	$ 12.09
Net assets	$ 7,169,914	$ 8,141,052	$ 9,288,493	$ 10,015,119	$11,663,891
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.49%	1.97%	1.94%	1.67%	1.71%
Total return (d)	(0.08)-0.07%	1.49-1.65%	1.71-1.86%	(0.37)-(0.22)%	0.57-0.72%
Low Volatility Equity
Units (a)	33,505	13,587	—	—	—
Unit value	$ 10.50	$ 10.93	—	—	—
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 10.52	$ 10.94	—	—	—
Net assets	$ 351,675	$ 148,508	—	—	—
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	—%	—%	—%
Investment income ratio (c)	0.02%	0.87%	—%	—%	—%
Total return (d)	(3.97)-(3.82)%	9.30-9.41%	—%	—%	—%
Mid Cap Index
Units (a)	301,540	304,451	323,644	311,205	306,352
Unit value	$ 30.69	$ 34.98	$ 30.49	$ 25.60	$ 26.55
Deathclaim units	262	543	748	343	7
Deathclaim unit value	$ 24.46	$ 27.84	$ 24.23	$ 20.31	$ 21.04
Net assets	$ 9,266,718	$ 10,668,667	$ 9,890,602	$ 7,974,895	$ 8,134,099
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.01%	0.89%	0.89%	0.71%	0.77%
Total return (d)	(12.26)-(12.13)%	14.71-14.89%	19.12-19.29%	(3.59)-(3.44)%	8.08-8.24%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2018	2017	2016	2015	2014
Mid Cap Stock
Units (a)	2,374,433	2,562,276	2,833,311	3,131,781	361,069
Unit value	$ 33.62	$ 38.19	$ 32.44	$ 25.48	$ 25.75
Deathclaim units	2,729	13,467	5,131	1,729	7
Deathclaim unit value	$ 25.78	$ 29.23	$ 24.80	$ 19.45	$ 19.62
Net assets	$ 80,135,999	$ 98,438,189	$ 92,182,470	$ 79,897,105	$ 9,289,690
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.34%	0.35%	0.38%	0.15%	0.32%
Total return (d)	(11.94)-(11.81)%	17.70-17.87%	27.31-27.50%	(1.01)-(0.86)%	10.70-10.87%
Moderate Allocation
Units (a)	11,537,103	12,648,539	13,581,363	15,292,052	16,332,883
Unit value	$ 18.50	$ 19.57	$ 17.52	$ 16.27	$ 16.54
Deathclaim units	43,489	12,073	2,265	12,095	541
Deathclaim unit value	$ 18.04	$ 19.06	$ 17.04	$ 15.79	$ 16.03
Net assets	$ 214,198,745	$ 247,776,710	$ 237,954,063	$ 248,931,634	$ 270,124,414
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.73%	1.62%	1.70%	1.50%	1.13%
Total return (d)	(5.49)-(5.34)%	11.72-11.89%	7.70-7.86%	(1.65)-(1.50)%	4.72-4.88%
Moderately Aggressive Allocation
Units (a)	7,387,340	7,951,386	8,448,049	9,685,169	10,196,741
Unit value	$ 19.90	$ 21.38	$ 18.51	$ 16.97	$ 17.29
Deathclaim units	4,566	5,225	3,910	1,663	6,210
Deathclaim unit value	$ 19.15	$ 20.55	$ 17.76	$ 16.27	$ 16.55
Net assets	$ 147,074,984	$ 170,106,264	$ 156,424,036	$ 164,435,049	$ 176,425,111
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.28%	1.21%	1.44%	1.28%	0.85%
Total return (d)	(6.93)-(6.79)%	15.52-15.69%	9.03-9.19%	(1.83)-(1.69)%	4.89-5.05%
Moderately Conservative Allocation
Units (a)	4,097,532	4,639,854	5,094,185	5,814,316	6,365,648
Unit value	$ 16.51	$ 17.26	$ 15.93	$ 15.02	$ 15.26
Deathclaim units	664	3,414	921	3,231	8,645
Deathclaim unit value	$ 16.28	$ 17.00	$ 15.67	$ 14.75	$ 14.96
Net assets	$ 67,644,162	$ 80,134,324	$ 81,178,892	$ 87,389,067	$ 97,254,810
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.04%	1.79%	1.71%	1.75%	1.55%
Total return (d)	(4.36)-(4.22)%	8.32-8.48%	6.06-6.22%	(1.55)-(1.40)%	4.17-4.32%
Money Market
Units (a)	2,833,428	3,489,211	4,003,794	3,831,573	4,535,177
Unit value	$ 1.85	$ 1.84	$ 1.86	$ 1.88	$ 1.90
Deathclaim units	1,987	105,595	2,692	16,464	450
Deathclaim unit value	$ 1.03	$ 1.03	$ 1.03	$ 1.04	$ 1.05
Net assets	$ 5,271,997	$ 6,568,979	$ 7,453,489	$ 7,218,280	$ 8,608,520
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.45%	0.50%	0.00%	0.00%	0.00%
Total return (d)	0.36-0.51%	(0.59)-(0.45)%	(1.09)-(0.95)%	(1.10)-(0.94)%	(1.09)-(0.95)%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2018	2017	2016	2015	2014
Multidimensional Income
Units (a)	15,980	15,645	—	—	—
Unit value	$ 9.62	$ 10.27	—	—	—
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 9.64	$ 10.28	—	—	—
Net assets	$ 153,651	$ 160,734	—	—	—
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	—%	—%	—%
Investment income ratio (c)	4.36%	5.40%	—%	—%	—%
Total return (d)	(6.41)-(6.27)%	2.74-2.84%	—%	—%	—%
Opportunity Income Plus
Units (a)	144,601	160,816	128,271	124,984	122,929
Unit value	$ 15.00	$ 15.32	$ 14.81	$ 14.08	$ 14.24
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 14.64	$ 14.93	$ 14.40	$ 13.67	$ 13.81
Net assets	$ 2,167,711	$ 2,461,423	$ 1,895,555	$ 1,761,477	$ 1,751,369
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	4.11%	3.39%	3.39%	3.40%	3.43%
Total return (d)	(2.10)-(1.95)%	3.48-3.64%	5.21-5.37%	(1.13)-(0.98)%	2.35-2.51%
Partner All Cap
Units (a)	323,936	343,032	369,062	422,993	412,728
Unit value	$ 19.81	$ 22.23	$ 18.69	$ 17.86	$ 17.66
Deathclaim units	168	—	375	231	—
Deathclaim unit value	$ 21.43	$ 24.01	$ 20.16	$ 19.24	$ 18.99
Net assets	$ 6,432,825	$ 7,637,295	$ 6,911,918	$ 7,564,442	$ 7,290,522
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.51%	0.49%	0.27%	0.34%	0.62%
Total return (d)	(10.88)-(10.75)%	18.93-19.11%	4.62-4.78%	1.14-1.29%	11.03-11.20%
Partner Emerging Markets Equity
Units (a)	173,080	183,623	151,300	164,764	205,586
Unit value	$ 11.89	$ 14.12	$ 11.19	$ 10.14	$ 11.86
Deathclaim units	—	—	228	—	—
Deathclaim unit value	$ 12.08	$ 14.33	$ 11.33	$ 10.25	$ 11.98
Net assets	$ 2,057,811	$ 2,593,460	$ 1,695,156	$ 1,670,069	$ 2,438,385
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.24%	0.67%	0.96%	1.21%	0.94%
Total return (d)	(15.82)-(15.69)%	26.25-26.44%	10.37-10.53%	(14.54)-(14.41)%	(3.36)-(3.21)%
Partner Growth Stock
Units (a)	310,130	316,000	319,171	375,898	368,389
Unit value	$ 30.85	$ 31.59	$ 23.91	$ 23.85	$ 21.79
Deathclaim units	690	1,534	568	2,365	—
Deathclaim unit value	$ 28.98	$ 29.63	$ 22.39	$ 22.30	$ 20.35
Net assets	$ 9,594,704	$ 10,037,190	$ 7,644,744	$ 9,015,902	$ 8,022,768
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.12%	0.09%	0.00%	0.00%	0.00%
Total return (d)	(2.34)-(2.20)%	32.16-32.35%	0.24-0.39%	9.44-9.61%	7.33-7.49%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2018	2017	2016	2015	2014
Partner Healthcare
Units (a)	235,276	251,964	271,769	367,852	260,646
Unit value	$ 23.54	$ 21.97	$ 18.60	$ 22.40	$ 21.65
Deathclaim units	—	691	227	163	—
Deathclaim unit value	$ 23.92	$ 22.30	$ 18.85	$ 22.65	$ 21.86
Net assets	$ 5,538,071	$ 5,551,963	$ 5,060,115	$ 8,241,696	$ 5,641,862
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.90%	0.26%	4.27%	0.01%	0.00%
Total return (d)	7.12-7.28%	18.12-18.29%	(16.93)-(16.80)%	3.46-3.62%	22.87-23.06%
Partner Worldwide Allocation
Units (a)	2,660,536	2,888,523	3,065,076	3,423,605	3,752,215
Unit value	$ 9.98	$ 11.92	$ 9.73	$ 9.52	$ 9.70
Deathclaim units	3,356	10,864	3,628	6,444	991
Deathclaim unit value	$ 10.14	$ 12.10	$ 9.86	$ 9.63	$ 9.80
Net assets	$ 26,638,097	$ 34,635,880	$ 29,913,419	$ 32,680,633	$ 36,414,670
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.77%	2.10%	2.21%	2.50%	2.05%
Total return (d)	(16.33)-(16.20)%	22.50-22.68%	2.22-2.37%	(1.87)-(1.72)%	(6.39)-(6.25)%
Real Estate Securities
Units (a)	208,687	238,808	286,728	294,852	318,979
Unit value	$ 36.63	$ 39.11	$ 37.32	$ 35.10	$ 34.54
Deathclaim units	216	1,791	719	783	—
Deathclaim unit value	$ 20.47	$ 21.82	$ 20.79	$ 19.53	$ 19.19
Net assets	$ 7,653,563	$ 9,383,171	$ 10,714,634	$ 10,360,632	$ 11,016,682
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.03%	1.62%	1.46%	1.44%	1.43%
Total return (d)	(6.35)-(6.20)%	4.80-4.96%	6.32-6.48%	1.62-1.77%	29.39-29.59%
Small Cap Growth
Units (a)	29,485	—	—	—	—
Unit value	$ 9.04	—	—	—	—
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 9.05	—	—	—	—
Net assets	$ 266,686	—	—	—	—
Ratio of expenses to net assets (b)	0.95-1.10%	—%	—%	—%	—%
Investment income ratio (c)	0.00%	—%	—%	—%	—%
Total return (d)	(9.55)-(9.46)%	—%	—%	—%	—%
Small Cap Index
Units (a)	276,480	282,939	288,365	281,586	283,429
Unit value	$ 31.98	$ 35.40	$ 31.63	$ 25.36	$ 26.21
Deathclaim units	296	532	528	868	10
Deathclaim unit value	$ 25.01	$ 27.64	$ 24.67	$ 19.75	$ 20.38
Net assets	$ 8,853,798	$ 10,034,329	$ 9,137,709	$ 7,159,089	$ 7,428,440
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.97%	0.86%	1.00%	0.78%	0.77%
Total return (d)	(9.66)-(9.52)%	11.90-12.07%	24.74-24.93%	(3.24)-(3.10)%	4.21-4.37%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2018	2017	2016	2015	2014
Small Cap Stock
Units (a)	540,922	591,094	613,683	701,502	296,727
Unit value	$ 26.35	$ 29.64	$ 24.72	$ 19.85	$ 20.71
Deathclaim units	1,338	1,140	—	528	14
Deathclaim unit value	$ 20.54	$ 23.07	$ 19.21	$ 15.40	$ 16.05
Net assets	$ 14,303,870	$ 17,574,012	$ 15,180,661	$ 13,931,949	$6,143,834
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.42%	0.35%	0.33%	0.29%	0.22%
Total return (d)	(11.12)-(10.99)%	19.91-20.09%	24.56-24.75%	(4.19)-(4.05)%	3.61-3.76%

(a)	These amounts represent the units for contracts in accumulation and contracts in payout.
(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(c)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(d)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated using accumulation unit values.
(7) SUBACCOUNT MERGERS
A Special Meeting of shareholders of the Thrivent Growth and Income Plus (the “Target Portfolio”) which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on June 21, 2018. The Contractholders of each Subaccount voted in favor of merging the Target Portfolio into the Portfolio shown below (“the Acquiring Portfolio”) effective June 28, 2018.
	The Target Portfolio	The Acquiring Portfolio
Merger	Thrivent Growth and Income Plus	Thrivent Moderately Aggressive Allocation
The merger was accomplished by tax free exchanges as detailed below:
	Net Assets as of June 28, 2018	Shares as of June 28, 2018
Acquiring Portfolio	$164,008,773	10,559,887
Target Portfolio	$ 3,309,320	304,866
After Acquisition	$167,318,093	10,864,753

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(7) SUBACCOUNT MERGERS - continued
The target portfolio had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of June 27, 2018.
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Growth and Income Plus	$(337,173)	$84,038	$276,616
Assuming the acquisition had been completed on January 1, 2018 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2018, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Moderately Aggressive Allocation	$(23,843,771)	$364,883	$12,507,677
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio's statement of operations since June 28, 2018.
Assuming the acquisition had been completed on January 1, 2017 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2017, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Moderately Aggressive Allocation	$19,653,812	$214,393	$4,072,935

PART C.    OTHER INFORMATION
Item 24.     Financial Statements and Exhibits
(a)	Financial Statements
	PART A:	None
(b)	PART B:	Financial Statements of Depositor. (*) Financial Statements of TLIC Variable Annuity Account A (*)

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Thrivent Life Insurance Company (“Depositor”) authorizing the establishment of TLIC Variable Annuity Account A (“Registrant”)	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
2	Not Applicable
3(a)	Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”)	Post-Effective Amendment No. 28 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 2003
(b)	Form of Agreement between Thrivent Investment Management Inc. and Registered Representatives	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
4(a)	Form of Contract	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
(b)	403(b) Tax Sheltered Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(c)	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(d)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(e)	Contract Endorsement	Filed Herewith
5	Contract Application Form	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
6(a)	Articles of Incorporation of Depositor	Initial filing to the Registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017.
(b)	Bylaws of Depositor	Initial filing to the Registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017.
7	Not Applicable
8(a)(i)	Master Services Agreement among Thrivent Life, and Thrivent Financial for Lutherans	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
(a)(ii)	First Amendment to Master Services Agreement of January 1, 2006	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
(a)(iii)	Second Amendment to Master Services Agreement of January 1, 2006	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
(b)	Participation Agreement of Thrivent Life Insurance Company and the Fund	Post-Effective Amendment No. 31 to the registration statement of TLIC Variable Insurance Account A, Registration Statement No. 33-3243, filed on April 19, 2004
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed Herewith
10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	Filed Herewith
11	Not Applicable
12	Not Applicable
13	Powers of Attorney	Post-Effective Amendment No. 42 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 2017.
14	Description of Offers to Exchange Variable Annuity Contracts	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(*)	Filed Herewith
Item 25.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Positions and Offices with Depositor
Teresa J. Rasmussen	President, Thrivent Financial, Chair and Director
Karen L. Larson	Vice President, Member Services and Director
Susan Oberman Smith	Vice President, Chief Actuary and Director
Thomas L. Young	Vice President, Distribution Strategy Corp., and Director
Paul B. Zastrow	Vice President, Corporate Accounting, Treasurer and Director
David S. Royal	Chief Investment Officer
James M. Odland	Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary
Bruce J. Kornaus 4321 North Ballard Road Appleton WI 54919	Vice President, Service Operations
Mark L. Simenstad	Vice President
Mark O. Swenson	Vice President
Douglas A. Baerrood	Vice President and Appointed Actuary
Daniel L. Theobald	Director, Protection Product Management
Andrea D. Piepho	Director, Annuity and Income Solution Management
Rodney D. Bacon	Assistant Treasurer
Joseph E. Barnes	Assistant Treasurer
Cynthia J. Nigbur	Assistant Secretary

Name and Principal Business Address	Positions and Offices with Depositor
Kathleen M. Koelling 4321 North Ballard Road Appleton WI 54919	Privacy Officer and Anti-Money Laundering Officer
Britt L. Lindley 4321 North Ballard Road Appleton WI 54919	Chief Information Security Officer
Steven H. C. Lee	Senior Portfolio Manager
Item 26.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 1984 pursuant to the laws of the State of Wisconsin. The Depositor is a stock life insurance company under the laws of the State of Wisconsin. The Depositor is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), which is a fraternal benefit society organized under the laws of the State of Wisconsin. Thrivent Financial has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota
Thrivent Life Insurance Company	Life insurance company	Wisconsin
cuLearn, LLC[6]	Limited Liability Company	Delaware
PREPARE/ENRICH, LLC	Limited Liability Company	Delaware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP X, LLC[2]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose X Equity Direct Corporation I3	Private equity fund	Delaware
White Rose X Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Fund X, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP XI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XI Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XI Equity Direct Corporation II3	Private equity fund	Delaware
White Rose XI Equity Direct Corporation III[3]	Private equity fund	Delaware
White Rose XI Equity Direct Corporation IV3	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Fund, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP I, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Thrivent White Rose Opportunity Fund, GP, LLC[2]	General Partner	Delaware
Thrivent White Rose Opportunity Fund, GP, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate, GP II, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund II, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Thrivent Education Funding, LLC	Limited Liability Company	Delaware
Thrivent Education Finance Group, LLC	Limited Liability Company	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of Thrivent Financial Holdings, Inc., (“TFH”) which is a wholly owned subsidiary of Thrivent Financial. TFH owns 100% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
[5]	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.
6
Thrivent Financial Holdings Inc. owns 90% membership interest in cuLearn, LLC.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I
4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A
Item 27.    Number of Contract Owners
There were 19,710 qualified contracts and 8,662    non-qualified contracts as of March 31, 2019.
Item 28.    Indemnification
Section X of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name and Principal Business Address	Position and Offices with Underwriter
Thomas L. Young	Director and President
Karen L. Larson	Director and Chair
Randall L. Boushek	Director
James A. Thomsen	Director
Thomas J. Birr 4321 North Ballard Road Appleton WI 54919	Vice President
Christopher J. Osborne	Vice President of Supervision
David J. Kloster	Vice President
Timothy S. Meehan	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Tracy A. Salwei	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Vice President, Service Operations
Susan Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
(c) Compensation from Registrant.    Not Applicable.
Item 30.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 31.    Management Services
Not Applicable.
Item 32.    Undertakings
Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.
Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 29th day of April, 2019.
TLIC Variable Annuity Account A (Registrant)
By	TLIC Variable Annuity Account A (Depositor)
By	/s/ Teresa J. Rasmussen
Teresa J. Rasmussen, President and Chair
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.
/s/ Teresa J. Rasmussen	President and Chair	April 29, 2019
Teresa J. Rasmussen		Date

/s/ Paul B. Zastrow	Vice President and Treasurer	April 29, 2019
Paul B. Zastrow		Date
A Majority of the Board of Directors:*
Teresa J. Rasmussen	Susan Oberman Smith	Thomas L. Young
Karen L. Larson	Paul B. Zastrow
*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland	April 29, 2019
James M. Odland Attorney-in-Fact

INDEX TO EXHIBITS
TLIC VARIABLE ANNUITY ACCOUNT A
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 of Part C for exhibits not listed below.
EXHIBIT NO.
EX 99.24(b)9	Opinion and Consent of Counsel
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP